UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22954

HIMCO VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Hartford Plaza, Hartford, Connecticut		06155
(Address of principal executive offices)		(Zip code)

Brenda J. Page Hartford Investment Management Company One Hartford Plaza Hartford, Connecticut 06155
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(860) 297-6444

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HIMCO VIT Index Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7%
	Automobiles & Components - 0.6%
12,811	Aptiv plc	$1,088,551
9,538	BorgWarner, Inc.	479,094
188,062	Ford Motor Co.	2,083,727
60,852	General Motors Co.	2,211,362
11,582	Goodyear Tire & Rubber Co. (The)	307,849
8,116	Harley-Davidson, Inc.	348,014
		6,518,597
	Banks - 6.4%
461,044	Bank of America Corp.	13,826,710
37,461	BB&T Corp.	1,949,471
123,852	Citigroup, Inc.	8,360,010
23,484	Citizens Financial Group, Inc.	985,858
8,328	Comerica, Inc.	798,905
33,435	Fifth Third Bancorp	1,061,561
53,122	Huntington Bancshares, Inc.	802,142
165,387	JPMorgan Chase & Co.	18,187,608
51,115	KeyCorp	999,298
7,237	M&T Bank Corp.	1,334,213
16,727	People’s United Financial, Inc.	312,126
22,726	PNC Financial Services Group, Inc. (The)	3,437,080
54,097	Regions Financial Corp.	1,005,122
22,567	SunTrust Banks, Inc.	1,535,459
2,548	SVB Financial Group(2)	611,546
75,625	US Bancorp	3,819,063
211,554	Wells Fargo & Co.	11,087,545
9,470	Zions BanCorp.	499,353
		70,613,070
	Capital Goods - 7.4%
28,697	3M Co.	6,299,565
2,032	Acuity Brands, Inc.	282,834
4,587	Allegion plc	391,225
11,148	AMETEK, Inc.	846,914
7,010	AO Smith Corp.	445,766
20,473	Arconic, Inc.	471,698
26,658	Boeing Co. (The)	8,740,625
28,800	Caterpillar, Inc.	4,244,544
7,505	Cummins, Inc.	1,216,485
15,603	Deere & Co.	2,423,458
7,442	Dover Corp.	730,953
21,213	Eaton Corp. plc	1,695,131
30,593	Emerson Electric Co.	2,089,502
13,862	Fastenal Co.	756,727
6,303	Flowserve Corp.	273,109
6,742	Fluor Corp.	385,777
14,759	Fortive Corp.	1,144,118
7,322	Fortune Brands Home & Security, Inc.	431,193
13,308	General Dynamics Corp.	2,939,737
418,415	General Electric Co.	5,640,234
5,722	Harris Corp.	922,844
36,239	Honeywell International, Inc.	5,236,898
2,188	Huntington Ingalls Industries, Inc.	563,979
14,813	Illinois Tool Works, Inc.	2,320,605
12,041	Ingersoll-Rand plc	1,029,626

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7% (continued)
	Capital Goods - (continued)
5,803	Jacobs Engineering Group, Inc.	$343,247
44,630	Johnson Controls International plc	1,572,761
3,770	L3 Technologies, Inc.	784,160
11,973	Lockheed Martin Corp.	4,046,036
15,102	Masco Corp.	610,725
8,389	Northrop Grumman Corp.	2,928,768
16,962	PACCAR, Inc.	1,122,376
6,412	Parker-Hannifin Corp.	1,096,644
7,983	Pentair plc	543,882
7,409	Quanta Services, Inc.(2)	254,499
13,903	Raytheon Co.	3,000,545
6,158	Rockwell Automation, Inc.	1,072,724
7,900	Rockwell Collins, Inc.	1,065,315
4,955	Roper Technologies, Inc.	1,390,819
2,733	Snap-on, Inc.	403,227
7,390	Stanley Black & Decker, Inc.	1,132,148
12,615	Textron, Inc.	743,907
2,339	TransDigm Group, Inc.	717,933
4,073	United Rentals, Inc.(2)	703,529
35,844	United Technologies Corp.	4,509,892
2,460	WW Grainger, Inc.	694,384
8,669	Xylem, Inc.	666,819
		80,927,887
	Commercial & Professional Services - 0.6%
4,157	Cintas Corp.	709,101
5,787	Equifax, Inc.	681,767
17,445	IHS Markit Ltd.(2)	841,547
16,156	Nielsen Holdings plc	513,599
10,854	Republic Services, Inc.	718,860
5,988	Robert Half International, Inc.	346,645
4,122	Stericycle, Inc.(2)	241,261
7,475	Verisk Analytics, Inc.(2)	777,400
19,227	Waste Management, Inc.	1,617,375
		6,447,555
	Consumer Durables & Apparel - 1.2%
16,485	DR Horton, Inc.	722,702
5,331	Garmin Ltd.	314,156
17,360	Hanesbrands, Inc.	319,771
5,446	Hasbro, Inc.	459,098
6,373	Leggett & Platt, Inc.	282,706
13,159	Lennar Corp., Class A	775,592
16,574	Mattel, Inc.	217,948
7,329	Michael Kors Holdings Ltd.(2)	454,984
3,049	Mohawk Industries, Inc.(2)	708,039
23,382	Newell Brands, Inc.	595,773
62,545	NIKE, Inc., Class B	4,155,490
12,700	PulteGroup, Inc.	374,523
3,707	PVH Corp.	561,351
2,670	Ralph Lauren Corp.	298,506
13,729	Tapestry, Inc.	722,283
8,929	Under Armour, Inc., Class A(2)	145,989
8,883	Under Armour, Inc., Class C(2)	127,471
15,867	VF Corp.	1,176,062

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7% (continued)
	Consumer Durables & Apparel - (continued)
3,406	Whirlpool Corp.	$521,493
		12,933,937
	Consumer Services - 1.8%
19,564	Carnival Corp.	1,283,007
1,184	Chipotle Mexican Grill, Inc.(2)	382,562
5,953	Darden Restaurants, Inc.	507,493
10,074	H&R Block, Inc.	255,980
9,745	Hilton Worldwide Holdings, Inc.	767,516
14,469	Marriott International, Inc., Class A	1,967,495
38,417	McDonald’s Corp.	6,007,650
24,564	MGM Resorts International	860,231
9,936	Norwegian Cruise Line Holdings Ltd.(2)	526,310
8,240	Royal Caribbean Cruises Ltd.	970,178
67,722	Starbucks Corp.	3,920,427
4,806	Wyndham Worldwide Corp.	549,951
3,872	Wynn Resorts Ltd.	706,098
16,024	Yum! Brands, Inc.	1,364,123
		20,069,021
	Diversified Financials - 5.6%
2,626	Affiliated Managers Group, Inc.	497,837
34,718	American Express Co.	3,238,495
7,052	Ameriprise Financial, Inc.	1,043,273
48,660	Bank of New York Mellon Corp. (The)	2,507,450
92,747	Berkshire Hathaway, Inc., Class B(2)	18,501,172
5,964	BlackRock, Inc.	3,230,818
23,434	Capital One Financial Corp.	2,245,446
5,431	Cboe Global Markets, Inc.	619,677
57,749	Charles Schwab Corp. (The)	3,015,653
16,403	CME Group, Inc.	2,653,021
17,096	Discover Financial Services	1,229,715
12,835	E*TRADE Financial Corp.(2)	711,187
15,686	Franklin Resources, Inc.	543,990
17,025	Goldman Sachs Group, Inc. (The)	4,287,917
28,061	Intercontinental Exchange, Inc.	2,034,984
19,621	Invesco Ltd.	628,068
15,109	Leucadia National Corp.	343,428
8,012	Moody’s Corp.	1,292,336
66,489	Morgan Stanley	3,587,746
5,619	Nasdaq, Inc.	484,470
12,675	Navient Corp.	166,296
10,252	Northern Trust Corp.	1,057,289
6,245	Raymond James Financial, Inc.	558,365
12,235	S&P Global, Inc.	2,337,619
17,717	State Street Corp.	1,766,916
34,437	Synchrony Financial	1,154,673
11,787	T Rowe Price Group, Inc.	1,272,642
		61,010,483
	Energy - 5.7%
26,368	Anadarko Petroleum Corp.	1,592,891
6,817	Andeavor	685,518
18,382	Apache Corp.	707,339
20,364	Baker Hughes a GE Co.	565,508

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7% (continued)
	Energy - (continued)
22,205	Cabot Oil & Gas Corp.	$532,476
92,055	Chevron Corp.	10,497,952
4,599	Cimarex Energy Co.	430,006
7,184	Concho Resources, Inc.(2)	1,079,971
56,603	ConocoPhillips	3,355,992
25,353	Devon Energy Corp.	805,972
27,885	EOG Resources, Inc.	2,935,454
11,798	EQT Corp.	560,523
204,194	Exxon Mobil Corp.	15,234,914
42,048	Halliburton Co.	1,973,733
5,246	Helmerich & Payne, Inc.	349,174
12,905	Hess Corp.	653,251
91,427	Kinder Morgan, Inc.	1,376,891
40,945	Marathon Oil Corp.	660,443
22,861	Marathon Petroleum Corp.	1,671,368
18,314	National Oilwell Varco, Inc.	674,138
9,625	Newfield Exploration Co.(2)	235,043
23,719	Noble Energy, Inc.	718,686
36,873	Occidental Petroleum Corp.	2,395,270
19,789	ONEOK, Inc.	1,126,390
20,233	Phillips 66	1,940,749
8,207	Pioneer Natural Resources Co.	1,409,798
10,899	Range Resources Corp.	158,471
66,692	Schlumberger Ltd.	4,320,308
21,129	TechnipFMC plc	622,249
20,875	Valero Energy Corp.	1,936,574
39,869	Williams Cos., Inc. (The)	991,143
		62,198,195
	Food & Staples Retailing - 1.7%
21,161	Costco Wholesale Corp.	3,987,367
48,890	CVS Health Corp.	3,041,447
42,473	Kroger Co. (The)	1,016,804
23,139	Sysco Corp.	1,387,414
41,057	Walgreens Boots Alliance, Inc.	2,688,002
69,951	Walmart, Inc.	6,223,540
		18,344,574
	Food, Beverage & Tobacco - 4.2%
91,583	Altria Group, Inc.	5,707,453
26,950	Archer-Daniels-Midland Co.	1,168,821
12,604	Brown-Forman Corp., Class B	685,658
9,271	Campbell Soup Co.	401,527
185,017	Coca-Cola Co. (The)	8,035,288
19,308	Conagra Brands, Inc.	712,079
8,259	Constellation Brands, Inc., Class A	1,882,391
8,662	Dr Pepper Snapple Group, Inc.	1,025,408
27,422	General Mills, Inc.	1,235,635
6,789	Hershey Co. (The)	671,839
13,016	Hormel Foods Corp.	446,709
5,474	JM Smucker Co. (The)	678,831
11,996	Kellogg Co.	779,860
28,782	Kraft Heinz Co. (The)	1,792,831
5,836	McCormick & Co., Inc.	620,892
8,911	Molson Coors Brewing Co., Class B	671,266

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7% (continued)
	Food, Beverage & Tobacco - (continued)
71,675	Mondelez International, Inc., Class A	$2,990,998
19,925	Monster Beverage Corp.(2)	1,139,909
68,533	PepsiCo, Inc.	7,480,377
74,846	Philip Morris International, Inc.	7,439,692
14,341	Tyson Foods, Inc., Class A	1,049,618
		46,617,082
	Health Care Equipment & Services - 5.6%
83,880	Abbott Laboratories	5,026,090
15,755	Aetna, Inc.	2,662,595
3,476	Align Technology, Inc.(2)	872,928
7,834	AmerisourceBergen Corp.	675,369
12,323	Anthem, Inc.	2,707,363
23,947	Baxter International, Inc.	1,557,513
12,830	Becton Dickinson and Co.	2,780,261
66,257	Boston Scientific Corp.(2)	1,810,141
15,166	Cardinal Health, Inc.	950,605
8,361	Centene Corp.(2)	893,540
15,226	Cerner Corp.(2)	883,108
11,704	Cigna Corp.	1,963,229
2,362	Cooper Cos., Inc. (The)	540,449
29,582	Danaher Corp.	2,896,374
7,016	DaVita, Inc.(2)	462,635
11,068	DENTSPLY SIRONA, Inc.	556,831
10,121	Edwards Lifesciences Corp.(2)	1,412,082
5,830	Envision Healthcare Corp.(2)	224,047
27,196	Express Scripts Holding Co.(2)	1,878,700
13,490	HCA Healthcare, Inc.	1,308,530
7,407	Henry Schein, Inc.(2)	497,824
13,326	Hologic, Inc.(2)	497,859
6,635	Humana, Inc.	1,783,687
4,198	IDEXX Laboratories, Inc.(2)	803,455
5,412	Intuitive Surgical, Inc.(2)	2,234,236
4,911	Laboratory Corp. of America Holdings(2)	794,354
9,944	McKesson Corp.	1,400,811
65,310	Medtronic plc	5,239,168
6,536	Quest Diagnostics, Inc.	655,561
6,888	ResMed, Inc.	678,261
15,526	Stryker Corp.	2,498,444
46,632	UnitedHealth Group, Inc.	9,979,248
4,192	Universal Health Services, Inc., Class B	496,375
4,400	Varian Medical Systems, Inc.(2)	539,660
9,790	Zimmer Biomet Holdings, Inc.	1,067,502
		61,228,835
	Household & Personal Products - 1.6%
11,756	Church & Dwight Co., Inc.	592,032
6,236	Clorox Co. (The)	830,074
42,182	Colgate-Palmolive Co.	3,023,606
22,754	Coty, Inc., Class A	416,398
10,821	Estee Lauder Cos., Inc. (The), Class A	1,620,120
16,901	Kimberly-Clark Corp.	1,861,307
121,488	Procter & Gamble Co. (The)	9,631,569
		17,975,106

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7% (continued)
	Insurance - 2.6%
37,558	Aflac, Inc.	$1,643,538
17,081	Allstate Corp. (The)	1,619,279
43,321	American International Group, Inc.	2,357,529
11,863	Aon plc	1,664,735
8,743	Arthur J Gallagher & Co.	600,906
2,529	Assurant, Inc.	231,176
4,618	Brighthouse Financial, Inc.(2)	237,365
22,365	Chubb Ltd.	3,058,861
7,191	Cincinnati Financial Corp.	534,004
1,968	Everest Re Group Ltd.	505,422
17,203	Hartford Financial Services Group, Inc. (The)(3)	886,298
10,518	Lincoln National Corp.	768,445
12,994	Loews Corp.	646,192
24,462	Marsh & McLennan Cos., Inc.	2,020,316
49,956	MetLife, Inc.	2,292,481
12,982	Principal Financial Group, Inc.	790,734
28,061	Progressive Corp. (The)	1,709,757
20,336	Prudential Financial, Inc.	2,105,793
5,113	Torchmark Corp.	430,361
13,080	Travelers Cos., Inc. (The)	1,816,289
10,663	Unum Group	507,665
6,368	Willis Towers Watson plc	969,146
12,381	XL Group Ltd.	684,174
		28,080,466
	Materials - 2.8%
10,551	Air Products & Chemicals, Inc.	1,677,925
5,332	Albemarle Corp.	494,490
4,237	Avery Dennison Corp.	450,181
16,869	Ball Corp.	669,868
11,240	CF Industries Holdings, Inc.	424,085
112,764	DowDuPont, Inc.	7,184,194
6,890	Eastman Chemical Co.	727,446
12,528	Ecolab, Inc.	1,717,213
6,473	FMC Corp.	495,638
64,888	Freeport-McMoRan, Inc.(2)	1,140,082
3,804	International Flavors & Fragrances, Inc.	520,806
19,900	International Paper Co.	1,063,257
15,591	LyondellBasell Industries N.V., Class A	1,647,657
3,026	Martin Marietta Materials, Inc.	627,290
21,242	Monsanto Co.	2,478,729
16,893	Mosaic Co. (The)	410,162
25,708	Newmont Mining Corp.	1,004,412
15,320	Nucor Corp.	935,899
4,547	Packaging Corp. of America	512,447
12,263	PPG Industries, Inc.	1,368,551
13,837	Praxair, Inc.	1,996,679
8,066	Sealed Air Corp.	345,144
3,986	Sherwin-Williams Co. (The)	1,562,990
6,384	Vulcan Materials Co.	728,861
12,293	WestRock Co.	788,842
		30,972,848
	Media - 2.5%
16,633	CBS Corp., Class B	854,770

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7% (continued)
	Media - (continued)
8,965	Charter Communications, Inc., Class A(2)	$2,790,087
223,364	Comcast Corp., Class A	7,632,348
7,499	Discovery Communications, Inc., Class A(2)	160,704
14,717	Discovery Communications, Inc., Class C(2)	287,276
10,989	DISH Network Corp., Class A(2)	416,373
18,528	Interpublic Group of Cos., Inc. (The)	426,700
18,456	News Corp., Class A	291,605
5,868	News Corp., Class B	94,475
11,097	Omnicom Group, Inc.	806,419
37,581	Time Warner, Inc.	3,554,411
50,793	Twenty-First Century Fox, Inc., Class A	1,863,595
21,164	Twenty-First Century Fox, Inc., Class B	769,735
17,007	Viacom, Inc., Class B	528,237
72,462	Walt Disney Co. (The)	7,278,083
		27,754,818
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
76,820	AbbVie, Inc.	7,271,013
15,552	Agilent Technologies, Inc.	1,040,429
10,683	Alexion Pharmaceuticals, Inc.(2)	1,190,727
15,918	Allergan plc	2,678,840
32,213	Amgen, Inc.	5,491,672
10,195	Biogen, Inc.(2)	2,791,595
78,674	Bristol-Myers Squibb Co.	4,976,130
36,247	Celgene Corp.(2)	3,233,595
46,461	Eli Lilly & Co.	3,594,688
63,128	Gilead Sciences, Inc.	4,759,220
7,084	Illumina, Inc.(2)	1,674,799
8,466	Incyte Corp.(2)	705,472
7,025	IQVIA Holdings, Inc.(2)	689,223
129,289	Johnson & Johnson	16,568,385
129,930	Merck & Co., Inc.	7,077,287
1,228	Mettler-Toledo International, Inc.(2)	706,137
24,807	Mylan N.V.(2)	1,021,304
7,755	Nektar Therapeutics(2)	824,046
5,325	PerkinElmer, Inc.	403,209
6,312	Perrigo Co. plc	526,042
286,869	Pfizer, Inc.	10,180,981
3,721	Regeneron Pharmaceuticals, Inc.(2)	1,281,364
19,362	Thermo Fisher Scientific, Inc.	3,997,479
12,235	Vertex Pharmaceuticals, Inc.(2)	1,994,060
3,797	Waters Corp.(2)	754,274
23,482	Zoetis, Inc.	1,960,982
		87,392,953
	Real Estate - 2.7%
4,879	Alexandria Real Estate Equities, Inc., REIT	609,338
21,245	American Tower Corp., REIT	3,087,748
7,582	Apartment Investment & Management Co., Class A, REIT	308,967
6,654	AvalonBay Communities, Inc., REIT	1,094,317
7,438	Boston Properties, Inc., REIT	916,510
14,561	CBRE Group, Inc., Class A, REIT(2)	687,570
19,983	Crown Castle International Corp., REIT	2,190,337
9,900	Digital Realty Trust, Inc., REIT	1,043,262
17,203	Duke Realty Corp., REIT	455,535

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7% (continued)
	Real Estate - (continued)
3,818	Equinix, Inc., REIT	$1,596,459
17,742	Equity Residential, REIT	1,093,262
3,182	Essex Property Trust, Inc., REIT	765,844
6,074	Extra Space Storage, Inc., REIT	530,625
3,527	Federal Realty Investment Trust, REIT	409,520
30,438	GGP, Inc., REIT	622,762
22,623	HCP, Inc., REIT	525,532
35,377	Host Hotels & Resorts, Inc., REIT	659,427
13,562	Iron Mountain, Inc., REIT	445,647
20,503	Kimco Realty Corp., REIT	295,243
5,227	Macerich Co. (The), REIT	292,817
5,476	Mid-America Apartment Communities, Inc., REIT	499,630
25,688	Prologis, Inc., REIT	1,618,087
7,220	Public Storage, REIT	1,446,816
13,696	Realty Income Corp., REIT	708,494
7,161	Regency Centers Corp., REIT	422,356
5,615	SBA Communications Corp., REIT(2)	959,716
14,995	Simon Property Group, Inc., REIT	2,314,478
4,353	SL Green Realty Corp., REIT	421,501
12,923	UDR, Inc., REIT	460,317
17,165	Ventas, Inc., REIT	850,183
8,331	Vornado Realty Trust, REIT	560,676
17,848	Welltower, Inc., REIT	971,467
36,394	Weyerhaeuser Co., REIT	1,273,790
		30,138,233
	Retailing - 6.4%
3,565	Advance Auto Parts, Inc.	422,631
19,363	Amazon.com, Inc.(2)	28,024,844
1,313	AutoZone, Inc.(2)	851,730
12,256	Best Buy Co., Inc.	857,797
2,350	Booking Holdings, Inc.(2)	4,888,916
8,715	CarMax, Inc.(2)	539,807
12,432	Dollar General Corp.	1,163,014
11,426	Dollar Tree, Inc.(2)	1,084,327
5,896	Expedia Group, Inc.	650,977
5,841	Foot Locker, Inc.	265,999
10,498	Gap, Inc. (The)	327,538
7,071	Genuine Parts Co.	635,259
56,274	Home Depot, Inc. (The)	10,030,278
8,096	Kohl’s Corp.	530,369
11,834	L Brands, Inc.	452,177
14,918	LKQ Corp.(2)	566,138
39,996	Lowe’s Cos., Inc.	3,509,649
14,688	Macy’s, Inc.	436,821
20,912	Netflix, Inc.(2)	6,176,359
5,633	Nordstrom, Inc.	272,694
4,032	O’Reilly Automotive, Inc.(2)	997,436
18,416	Ross Stores, Inc.	1,436,080
26,195	Target Corp.	1,818,719
4,911	Tiffany & Co.	479,608
30,471	TJX Cos., Inc. (The)	2,485,215
6,029	Tractor Supply Co.	379,948
5,230	TripAdvisor, Inc.(2)	213,855

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7% (continued)
	Retailing - (continued)
2,792	Ulta Salon Cosmetics & Fragrance, Inc.(2)	$570,322
		70,068,507
	Semiconductors & Semiconductor Equipment - 4.1%
39,696	Advanced Micro Devices, Inc.(2)	398,945
17,821	Analog Devices, Inc.	1,624,028
50,633	Applied Materials, Inc.	2,815,701
19,781	Broadcom Ltd.	4,661,393
225,530	Intel Corp.	11,745,602
7,548	KLA-Tencor Corp.	822,808
7,853	Lam Research Corp.	1,595,416
11,293	Microchip Technology, Inc.	1,031,729
55,723	Micron Technology, Inc.(2)	2,905,397
29,155	NVIDIA Corp.	6,752,006
6,096	Qorvo, Inc.(2)	429,463
71,339	QUALCOMM, Inc.	3,952,894
8,794	Skyworks Solutions, Inc.	881,686
47,409	Texas Instruments, Inc.	4,925,321
12,280	Xilinx, Inc.	887,107
		45,429,496
	Software & Services - 14.6%
29,717	Accenture plc, Class A	4,561,560
36,559	Activision Blizzard, Inc.	2,466,270
23,689	Adobe Systems, Inc.(2)	5,118,719
8,194	Akamai Technologies, Inc.(2)	581,610
2,325	Alliance Data Systems Corp.	494,900
14,384	Alphabet, Inc., Class A(2)	14,918,222
14,667	Alphabet, Inc., Class C(2)	15,133,264
4,042	ANSYS, Inc.(2)	633,341
10,615	Autodesk, Inc.(2)	1,333,032
21,361	Automatic Data Processing, Inc.	2,424,046
15,069	CA, Inc.	510,839
13,631	Cadence Design Systems, Inc.(2)	501,212
6,233	Citrix Systems, Inc.(2)	578,422
28,336	Cognizant Technology Solutions Corp., Class A	2,281,048
7,900	CSRA, Inc.	325,717
13,747	DXC Technology Co.	1,381,986
45,358	eBay, Inc.(2)	1,825,206
14,781	Electronic Arts, Inc.(2)	1,792,048
115,460	Facebook, Inc., Class A(2)	18,449,353
15,960	Fidelity National Information Services, Inc.	1,536,948
19,913	Fiserv, Inc.(2)	1,419,996
4,377	Gartner, Inc.(2)	514,823
7,669	Global Payments, Inc.	855,247
41,284	International Business Machines Corp.	6,334,204
11,725	Intuit, Inc.	2,032,529
44,487	Mastercard, Inc., Class A	7,792,343
371,054	Microsoft Corp.	33,866,099
145,626	Oracle Corp.	6,662,389
15,405	Paychex, Inc.	948,794
54,366	PayPal Holdings, Inc.(2)	4,124,748
8,530	Red Hat, Inc.(2)	1,275,320
33,067	salesforce.com, Inc.(2)	3,845,692
29,877	Symantec Corp.	772,320

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.7% (continued)
	Software & Services - (continued)
7,167	Synopsys, Inc.(2)	$596,581
5,513	Take-Two Interactive Software, Inc.(2)	539,061
7,969	Total System Services, Inc.	687,406
4,025	VeriSign, Inc.(2)	477,204
86,869	Visa, Inc., Class A	10,391,270
22,133	Western Union Co. (The)	425,618
		160,409,387
	Technology Hardware & Equipment - 5.8%
14,721	Amphenol Corp., Class A	1,267,920
244,517	Apple, Inc.	41,025,062
232,157	Cisco Systems, Inc.	9,957,214
41,880	Corning, Inc.	1,167,614
2,980	F5 Networks, Inc.(2)	430,938
6,695	FLIR Systems, Inc.	334,817
75,514	Hewlett Packard Enterprise Co.	1,324,516
78,910	HP, Inc.	1,729,707
1,823	IPG Photonics Corp.(2)	425,452
16,566	Juniper Networks, Inc.	403,051
7,807	Motorola Solutions, Inc.	822,077
12,911	NetApp, Inc.	796,480
13,726	Seagate Technology plc	803,245
16,925	TE Connectivity Ltd.	1,690,807
14,339	Western Digital Corp.	1,323,059
10,309	Xerox Corp.	296,693
		63,798,652
	Telecommunication Services - 1.9%
295,887	AT&T, Inc.	10,548,372
46,879	CenturyLink, Inc.	770,222
198,927	Verizon Communications, Inc.	9,512,689
		20,831,283
	Transportation - 2.1%
5,927	Alaska Air Group, Inc.	367,237
20,293	American Airlines Group, Inc.	1,054,424
6,735	CH Robinson Worldwide, Inc.	631,137
42,756	CSX Corp.	2,381,937
31,341	Delta Air Lines, Inc.	1,717,800
8,508	Expeditors International of Washington, Inc.	538,556
11,877	FedEx Corp.	2,851,787
4,125	JB Hunt Transport Services, Inc.	483,244
4,966	Kansas City Southern	545,515
13,694	Norfolk Southern Corp.	1,859,371
26,067	Southwest Airlines Co.	1,493,118
37,934	Union Pacific Corp.	5,099,468
11,662	United Continental Holdings, Inc.(2)	810,159
33,167	United Parcel Service, Inc., Class B	3,471,258
		23,305,011
	Utilities - 2.8%
31,829	AES Corp.	361,896
11,149	Alliant Energy Corp.	455,548
11,693	Ameren Corp.	662,175
23,710	American Electric Power Co., Inc.	1,626,269
8,604	American Water Works Co., Inc.	706,646

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value(1)
Common Stocks - 98.7% (continued)
	Utilities - (continued)
20,771	CenterPoint Energy, Inc.		$569,125
13,610	CMS Energy Corp.		616,397
14,958	Consolidated Edison, Inc.		1,165,826
31,397	Dominion Energy, Inc.		2,117,100
8,645	DTE Energy Co.		902,538
33,738	Duke Energy Corp.		2,613,683
15,701	Edison International		999,526
8,711	Entergy Corp.		686,253
15,271	Eversource Energy		899,767
46,505	Exelon Corp.		1,814,160
21,544	FirstEnergy Corp.		732,711
22,669	NextEra Energy, Inc.		3,702,528
16,260	NiSource, Inc.		388,777
14,542	NRG Energy, Inc.		443,967
24,816	PG&E Corp.		1,090,167
5,388	Pinnacle West Capital Corp.		429,962
33,446	PPL Corp.		946,187
24,325	Public Service Enterprise Group, Inc.		1,222,088
6,874	SCANA Corp.		258,119
12,304	Sempra Energy		1,368,451
48,583	Southern Co. (The)		2,169,717
15,206	WEC Energy Group, Inc.		953,416
24,484	Xcel Energy, Inc.		1,113,532
			31,016,531
	Total Common Stocks (cost $516,595,414)		1,084,082,527
	Total Long-Term Investments (cost $516,595,414)		1,084,082,527
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%

RBC Capital Markets LLC TriParty Repurchase Agreement (dated 03/29/2018, repurchase price $13,507,626, collateralized by U.S. Treasury Bonds 3.00%, 2045, U.S. Treasury Inflation Index Bond 2.38%, 2025, U.S. Treasury Notes 1.13% - 1.25%, 2021, value of $13,669,736)

$13,505,000	1.75%, 04/02/2018		13,505,000
SHORT-TERM INVESTMENTS - 1.2% (continued)
	Total Short-Term investments (cost $13,505,000)		13,505,000
	Total Investments (cost $530,100,414)	99.9%	$1,097,587,527
	Other Assets and Liabilities	0.1%	1,209,456
	Net Assets	100.0%	$1,098,796,983

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and S&P.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2018(Unaudited)

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          Non-income producing.

(3)          Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the nine-month period ended March 31, 2018 is as follows:

Company	Beginning Value At January 1, 2018	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Gain (Loss)	Ending Value At March 31, 2018	Dividend Income

Hartford Financial Services Group, Inc. (The)	$1,008,369	$2,750	$(42,394)	$11,201	$(93,628)	$886,298	$4,350

Futures Contracts Outstanding at March 31, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini)	116	06/15/2018	$15,779,330	$15,329,400	$(449,930)

Cash of $785,000 was pledged as initial margin deposit and collateral for the daily variation margin on open futures contracts at March 31, 2018.

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Other Abbreviations:
REIT	Real Estate Investment Trust

Counterparty Abbreviations:
RBC	RBC Dominion Securities

Diversification by Sector

as of March 31, 2018

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	12.5%
Consumer Staples	7.5
Energy	5.7
Financials	14.6
Health Care	13.6
Industrials	10.1
Information Technology	24.5
Materials	2.8
Real Estate	2.7
Telecommunication Services	1.9
Utilities	2.8
Total	98.7%

Short-Term Investments	1.2
Other assets and liabilities	0.1
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (concluded)
March 31, 2018 (Unaudited)

Investment Valuation Hierarchy Level Summary at March 31, 2018

Description	Total	Level 1(1)	Level 2(1)	Level 3(1)

Assets:
Common Stocks(2)	$1,084,082,527	$1,084,082,527	$—	$—
Short-Term Investments	13,505,000	—	13,505,000	—

Total	$1,097,587,527	$1,084,082,527	$13,505,000	$—

Futures(3)	(449,930)	(449,930)	—	—

Total	$(449,930)	$(449,930)	$—	$—

(1)    For the three-month period ended March 31, 2018, there were no transfers between any levels.

(2)    Refer to the Schedule of Investments for further industry breakout.

(3)    Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1%
	Automobiles & Components - 0.2%
813	Aptiv plc	$69,081
605	BorgWarner, Inc.	30,389
11,933	Ford Motor Co.	132,218
3,861	General Motors Co.	140,309
735	Goodyear Tire & Rubber Co. (The)	19,536
515	Harley-Davidson, Inc.	22,083
		413,616
	Banks - 1.6%
29,255	Bank of America Corp.	877,357
2,377	BB&T Corp.	123,699
7,859	Citigroup, Inc.	530,482
1,490	Citizens Financial Group, Inc.	62,550
528	Comerica, Inc.	50,651
2,122	Fifth Third Bancorp	67,374
3,371	Huntington Bancshares, Inc.	50,902
10,494	JPMorgan Chase & Co.	1,154,025
3,243	KeyCorp	63,401
459	M&T Bank Corp.	84,621
1,061	People’s United Financial, Inc.	19,798
1,442	PNC Financial Services Group, Inc. (The)	218,088
3,433	Regions Financial Corp.	63,785
1,432	SunTrust Banks, Inc.	97,433
162	SVB Financial Group(2)	38,882
4,799	US Bancorp	242,350
13,424	Wells Fargo & Co.	703,552
601	Zions BanCorp.	31,691
		4,480,641
	Capital Goods - 1.9%
1,821	3M Co.	399,746
129	Acuity Brands, Inc.	17,955
291	Allegion plc	24,819
707	AMETEK, Inc.	53,711
445	AO Smith Corp.	28,298
1,299	Arconic, Inc.	29,929
1,692	Boeing Co. (The)	554,773
1,827	Caterpillar, Inc.	269,263
476	Cummins, Inc.	77,155
990	Deere & Co.	153,767
472	Dover Corp.	46,360
1,346	Eaton Corp. plc	107,559
1,941	Emerson Electric Co.	132,570
880	Fastenal Co.	48,039
400	Flowserve Corp.	17,332
428	Fluor Corp.	24,490
937	Fortive Corp.	72,636
465	Fortune Brands Home & Security, Inc.	27,384
844	General Dynamics Corp.	186,440
26,550	General Electric Co.	357,894
363	Harris Corp.	58,545
2,300	Honeywell International, Inc.	332,373
139	Huntington Ingalls Industries, Inc.	35,829
940	Illinois Tool Works, Inc.	147,260
764	Ingersoll-Rand plc	65,330

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Capital Goods - (continued)
368	Jacobs Engineering Group, Inc.	$21,767
2,832	Johnson Controls International plc	99,800
239	L3 Technologies, Inc.	49,712
760	Lockheed Martin Corp.	256,827
958	Masco Corp.	38,741
532	Northrop Grumman Corp.	185,732
1,076	PACCAR, Inc.	71,199
407	Parker-Hannifin Corp.	69,609
507	Pentair plc	34,542
470	Quanta Services, Inc.(2)	16,144
882	Raytheon Co.	190,353
391	Rockwell Automation, Inc.	68,112
501	Rockwell Collins, Inc.	67,560
314	Roper Technologies, Inc.	88,137
173	Snap-on, Inc.	25,524
469	Stanley Black & Decker, Inc.	71,851
800	Textron, Inc.	47,176
148	TransDigm Group, Inc.	45,427
258	United Rentals, Inc.(2)	44,564
2,274	United Technologies Corp.	286,115
156	WW Grainger, Inc.	44,034
550	Xylem, Inc.	42,306
		5,134,689
	Commercial & Professional Services - 0.2%
264	Cintas Corp.	45,033
367	Equifax, Inc.	43,236
1,107	IHS Markit Ltd.(2)	53,402
1,025	Nielsen Holdings plc	32,585
689	Republic Services, Inc.	45,633
380	Robert Half International, Inc.	21,998
262	Stericycle, Inc.(2)	15,335
474	Verisk Analytics, Inc.(2)	49,296
1,220	Waste Management, Inc.	102,626
		409,144
	Consumer Durables & Apparel - 0.3%
1,046	DR Horton, Inc.	45,857
338	Garmin Ltd.	19,918
1,102	Hanesbrands, Inc.	20,299
346	Hasbro, Inc.	29,168
404	Leggett & Platt, Inc.	17,921
835	Lennar Corp., Class A	49,215
1,052	Mattel, Inc.	13,834
465	Michael Kors Holdings Ltd.(2)	28,867
193	Mohawk Industries, Inc.(2)	44,819
1,484	Newell Brands, Inc.	37,812
3,969	NIKE, Inc., Class B	263,700
806	PulteGroup, Inc.	23,769
235	PVH Corp.	35,586
169	Ralph Lauren Corp.	18,894
871	Tapestry, Inc.	45,823
567	Under Armour, Inc., Class A(2)	9,271
564	Under Armour, Inc., Class C(2)	8,093
1,007	VF Corp.	74,639

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Consumer Durables & Apparel - (continued)
216	Whirlpool Corp.	$33,072
		820,557
	Consumer Services - 0.5%
1,241	Carnival Corp.	81,385
75	Chipotle Mexican Grill, Inc.(2)	24,233
378	Darden Restaurants, Inc.	32,225
639	H&R Block, Inc.	16,237
618	Hilton Worldwide Holdings, Inc.	48,674
918	Marriott International, Inc., Class A	124,830
2,438	McDonald’s Corp.	381,254
1,559	MGM Resorts International	54,596
630	Norwegian Cruise Line Holdings Ltd.(2)	33,371
523	Royal Caribbean Cruises Ltd.	61,578
4,297	Starbucks Corp.	248,753
305	Wyndham Worldwide Corp.	34,901
246	Wynn Resorts Ltd.	44,861
1,017	Yum! Brands, Inc.	86,577
		1,273,475
	Diversified Financials - 1.4%
167	Affiliated Managers Group, Inc.	31,660
2,203	American Express Co.	205,496
447	Ameriprise Financial, Inc.	66,129
3,088	Bank of New York Mellon Corp. (The)	159,125
5,885	Berkshire Hathaway, Inc., Class B(2)	1,173,940
378	BlackRock, Inc.	204,770
1,487	Capital One Financial Corp.	142,484
345	Cboe Global Markets, Inc.	39,364
3,664	Charles Schwab Corp. (The)	191,334
1,041	CME Group, Inc.	168,371
1,085	Discover Financial Services	78,044
814	E*TRADE Financial Corp.(2)	45,104
995	Franklin Resources, Inc.	34,507
1,080	Goldman Sachs Group, Inc. (The)	272,009
1,781	Intercontinental Exchange, Inc.	129,158
1,245	Invesco Ltd.	39,852
959	Leucadia National Corp.	21,798
508	Moody’s Corp.	81,940
4,219	Morgan Stanley	227,657
357	Nasdaq, Inc.	30,781
804	Navient Corp.	10,548
651	Northern Trust Corp.	67,138
396	Raymond James Financial, Inc.	35,406
776	S&P Global, Inc.	148,263
1,124	State Street Corp.	112,097
2,185	Synchrony Financial	73,263
748	T Rowe Price Group, Inc.	80,762
		3,871,000
	Energy - 1.4%
1,673	Anadarko Petroleum Corp.	101,066
433	Andeavor	43,542
1,166	Apache Corp.	44,868
1,292	Baker Hughes a GE Co.	35,879

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Energy - (continued)
1,409	Cabot Oil & Gas Corp.	$33,788
5,841	Chevron Corp.	666,108
292	Cimarex Energy Co.	27,302
456	Concho Resources, Inc.(2)	68,550
3,592	ConocoPhillips	212,970
1,609	Devon Energy Corp.	51,150
1,769	EOG Resources, Inc.	186,223
749	EQT Corp.	35,585
12,957	Exxon Mobil Corp.	966,722
2,668	Halliburton Co.	125,236
333	Helmerich & Payne, Inc.	22,164
819	Hess Corp.	41,458
5,801	Kinder Morgan, Inc.	87,363
2,598	Marathon Oil Corp.	41,906
1,451	Marathon Petroleum Corp.	106,083
1,162	National Oilwell Varco, Inc.	42,773
611	Newfield Exploration Co.(2)	14,921
1,505	Noble Energy, Inc.	45,601
2,340	Occidental Petroleum Corp.	152,006
1,256	ONEOK, Inc.	71,492
1,284	Phillips 66	123,161
521	Pioneer Natural Resources Co.	89,497
692	Range Resources Corp.	10,062
4,232	Schlumberger Ltd.	274,149
1,341	TechnipFMC plc	39,492
1,325	Valero Energy Corp.	122,920
2,530	Williams Cos., Inc. (The)	62,896
		3,946,933
	Food & Staples Retailing - 0.4%
1,343	Costco Wholesale Corp.	253,062
3,102	CVS Health Corp.	192,976
2,695	Kroger Co. (The)	64,518
1,468	Sysco Corp.	88,021
2,605	Walgreens Boots Alliance, Inc.	170,549
4,439	Walmart, Inc.	394,938
		1,164,064
	Food, Beverage & Tobacco - 1.1%
5,811	Altria Group, Inc.	362,142
1,710	Archer-Daniels-Midland Co.	74,163
800	Brown-Forman Corp., Class B	43,520
588	Campbell Soup Co.	25,466
11,740	Coca-Cola Co. (The)	509,868
1,225	Conagra Brands, Inc.	45,178
524	Constellation Brands, Inc., Class A	119,430
550	Dr Pepper Snapple Group, Inc.	65,109
1,740	General Mills, Inc.	78,404
431	Hershey Co. (The)	42,652
826	Hormel Foods Corp.	28,348
347	JM Smucker Co. (The)	43,032
761	Kellogg Co.	49,473
1,826	Kraft Heinz Co. (The)	113,742
370	McCormick & Co., Inc.	39,364
565	Molson Coors Brewing Co., Class B	42,561

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Food, Beverage & Tobacco - (continued)
4,548	Mondelez International, Inc., Class A	$189,788
1,264	Monster Beverage Corp.(2)	72,313
4,349	PepsiCo, Inc.	474,693
4,749	Philip Morris International, Inc.	472,051
910	Tyson Foods, Inc., Class A	66,603
		2,957,900
	Health Care Equipment & Services - 1.4%
5,323	Abbott Laboratories	318,954
1,000	Aetna, Inc.	169,000
221	Align Technology, Inc.(2)	55,500
497	AmerisourceBergen Corp.	42,846
782	Anthem, Inc.	171,805
1,520	Baxter International, Inc.	98,861
814	Becton Dickinson and Co.	176,394
4,204	Boston Scientific Corp.(2)	114,853
962	Cardinal Health, Inc.	60,298
531	Centene Corp.(2)	56,748
966	Cerner Corp.(2)	56,028
743	Cigna Corp.	124,631
150	Cooper Cos., Inc. (The)	34,322
1,877	Danaher Corp.	183,777
445	DaVita, Inc.(2)	29,343
702	DENTSPLY SIRONA, Inc.	35,318
642	Edwards Lifesciences Corp.(2)	89,572
370	Envision Healthcare Corp.(2)	14,219
1,726	Express Scripts Holding Co.(2)	119,232
856	HCA Healthcare, Inc.	83,032
470	Henry Schein, Inc.(2)	31,589
846	Hologic, Inc.(2)	31,607
421	Humana, Inc.	113,177
266	IDEXX Laboratories, Inc.(2)	50,910
343	Intuitive Surgical, Inc.(2)	141,601
312	Laboratory Corp. of America Holdings(2)	50,466
631	McKesson Corp.	88,889
4,144	Medtronic plc	332,432
415	Quest Diagnostics, Inc.	41,624
437	ResMed, Inc.	43,031
985	Stryker Corp.	158,506
2,959	UnitedHealth Group, Inc.	633,226
266	Universal Health Services, Inc., Class B	31,497
279	Varian Medical Systems, Inc.(2)	34,219
621	Zimmer Biomet Holdings, Inc.	67,714
		3,885,221
	Household & Personal Products - 0.4%
746	Church & Dwight Co., Inc.	37,569
396	Clorox Co. (The)	52,712
2,677	Colgate-Palmolive Co.	191,887
1,444	Coty, Inc., Class A	26,425
687	Estee Lauder Cos., Inc. (The), Class A	102,858
1,072	Kimberly-Clark Corp.	118,059
7,709	Procter & Gamble Co. (The)	611,169
		1,140,679

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Insurance - 0.7%
2,383	Aflac, Inc.	$104,280
1,084	Allstate Corp. (The)	102,763
2,749	American International Group, Inc.	149,601
753	Aon plc	105,668
555	Arthur J Gallagher & Co.	38,145
160	Assurant, Inc.	14,626
293	Brighthouse Financial, Inc.(2)	15,060
1,419	Chubb Ltd.	194,077
456	Cincinnati Financial Corp.	33,863
125	Everest Re Group Ltd.	32,103
1,092	Hartford Financial Services Group, Inc. (The)(3)	56,260
667	Lincoln National Corp.	48,731
825	Loews Corp.	41,027
1,552	Marsh & McLennan Cos., Inc.	128,180
3,170	MetLife, Inc.	145,471
824	Principal Financial Group, Inc.	50,190
1,781	Progressive Corp. (The)	108,516
1,290	Prudential Financial, Inc.	133,579
324	Torchmark Corp.	27,271
830	Travelers Cos., Inc. (The)	115,254
677	Unum Group	32,232
404	Willis Towers Watson plc	61,485
786	XL Group Ltd.	43,434
		1,781,816
	Materials - 0.7%
669	Air Products & Chemicals, Inc.	106,391
338	Albemarle Corp.	31,346
269	Avery Dennison Corp.	28,581
1,070	Ball Corp.	42,490
713	CF Industries Holdings, Inc.	26,902
7,155	DowDuPont, Inc.	455,845
437	Eastman Chemical Co.	46,138
795	Ecolab, Inc.	108,971
411	FMC Corp.	31,470
4,117	Freeport-McMoRan, Inc.(2)	72,336
241	International Flavors & Fragrances, Inc.	32,995
1,263	International Paper Co.	67,482
989	LyondellBasell Industries N.V., Class A	104,518
192	Martin Marietta Materials, Inc.	39,802
1,348	Monsanto Co.	157,298
1,072	Mosaic Co. (The)	26,028
1,631	Newmont Mining Corp.	63,723
972	Nucor Corp.	59,380
289	Packaging Corp. of America	32,570
778	PPG Industries, Inc.	86,825
878	Praxair, Inc.	126,695
512	Sealed Air Corp.	21,908
253	Sherwin-Williams Co. (The)	99,206
405	Vulcan Materials Co.	46,239
780	WestRock Co.	50,053
		1,965,192
	Media - 0.6%
1,055	CBS Corp., Class B	54,217

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Media - (continued)
569	Charter Communications, Inc., Class A(2)	$177,084
14,173	Comcast Corp., Class A	484,291
476	Discovery Communications, Inc., Class A(2)	10,201
934	Discovery Communications, Inc., Class C(2)	18,232
697	DISH Network Corp., Class A(2)	26,409
1,176	Interpublic Group of Cos., Inc. (The)	27,083
1,171	News Corp., Class A	18,502
372	News Corp., Class B	5,989
704	Omnicom Group, Inc.	51,160
2,385	Time Warner, Inc.	225,573
3,223	Twenty-First Century Fox, Inc., Class A	118,252
1,343	Twenty-First Century Fox, Inc., Class B	48,845
1,079	Viacom, Inc., Class B	33,514
4,598	Walt Disney Co. (The)	461,823
		1,761,175
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
4,875	AbbVie, Inc.	461,419
987	Agilent Technologies, Inc.	66,030
678	Alexion Pharmaceuticals, Inc.(2)	75,570
1,010	Allergan plc	169,973
2,044	Amgen, Inc.	348,461
647	Biogen, Inc.(2)	177,162
4,992	Bristol-Myers Squibb Co.	315,744
2,300	Celgene Corp.(2)	205,183
2,948	Eli Lilly & Co.	228,087
4,006	Gilead Sciences, Inc.	302,012
450	Illumina, Inc.(2)	106,389
537	Incyte Corp.(2)	44,748
446	IQVIA Holdings, Inc.(2)	43,757
8,204	Johnson & Johnson	1,051,343
8,245	Merck & Co., Inc.	449,105
78	Mettler-Toledo International, Inc.(2)	44,852
1,574	Mylan N.V.(2)	64,802
492	Nektar Therapeutics(2)	52,280
338	PerkinElmer, Inc.	25,593
401	Perrigo Co. plc	33,419
18,203	Pfizer, Inc.	646,024
236	Regeneron Pharmaceuticals, Inc.(2)	81,269
1,229	Thermo Fisher Scientific, Inc.	253,739
776	Vertex Pharmaceuticals, Inc.(2)	126,473
241	Waters Corp.(2)	47,875
1,490	Zoetis, Inc.	124,430
		5,545,739
	Real Estate - 0.7%
310	Alexandria Real Estate Equities, Inc., REIT	38,716
1,348	American Tower Corp., REIT	195,918
481	Apartment Investment & Management Co., Class A, REIT	19,601
422	AvalonBay Communities, Inc., REIT	69,402
472	Boston Properties, Inc., REIT	58,160
924	CBRE Group, Inc., Class A, REIT(2)	43,631
1,268	Crown Castle International Corp., REIT	138,985
628	Digital Realty Trust, Inc., REIT	66,179
1,092	Duke Realty Corp., REIT	28,916

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Real Estate - (continued)
242	Equinix, Inc., REIT	$101,190
1,126	Equity Residential, REIT	69,384
202	Essex Property Trust, Inc., REIT	48,617
385	Extra Space Storage, Inc., REIT	33,634
224	Federal Realty Investment Trust, REIT	26,009
1,931	GGP, Inc., REIT	39,508
1,435	HCP, Inc., REIT	33,335
2,245	Host Hotels & Resorts, Inc., REIT	41,847
861	Iron Mountain, Inc., REIT	28,292
1,301	Kimco Realty Corp., REIT	18,734
332	Macerich Co. (The), REIT	18,599
347	Mid-America Apartment Communities, Inc., REIT	31,660
1,630	Prologis, Inc., REIT	102,674
458	Public Storage, REIT	91,779
869	Realty Income Corp., REIT	44,953
454	Regency Centers Corp., REIT	26,777
356	SBA Communications Corp., REIT(2)	60,848
951	Simon Property Group, Inc., REIT	146,787
276	SL Green Realty Corp., REIT	26,725
820	UDR, Inc., REIT	29,208
1,089	Ventas, Inc., REIT	53,938
529	Vornado Realty Trust, REIT	35,602
1,132	Welltower, Inc., REIT	61,615
2,309	Weyerhaeuser Co., REIT	80,815
		1,912,038
	Retailing - 1.6%
226	Advance Auto Parts, Inc.	26,792
1,229	Amazon.com, Inc.(2)	1,778,781
83	AutoZone, Inc.(2)	53,841
778	Best Buy Co., Inc.	54,452
149	Booking Holdings, Inc.(2)	309,978
553	CarMax, Inc.(2)	34,253
789	Dollar General Corp.	73,811
725	Dollar Tree, Inc.(2)	68,803
374	Expedia Group, Inc.	41,293
371	Foot Locker, Inc.	16,895
666	Gap, Inc. (The)	20,779
449	Genuine Parts Co.	40,338
3,571	Home Depot, Inc. (The)	636,495
514	Kohl’s Corp.	33,672
751	L Brands, Inc.	28,696
947	LKQ Corp.(2)	35,939
2,538	Lowe’s Cos., Inc.	222,710
932	Macy’s, Inc.	27,718
1,327	Netflix, Inc.(2)	391,929
357	Nordstrom, Inc.	17,282
256	O’Reilly Automotive, Inc.(2)	63,329
1,169	Ross Stores, Inc.	91,159
1,662	Target Corp.	115,393
312	Tiffany & Co.	30,470
1,933	TJX Cos., Inc. (The)	157,655
383	Tractor Supply Co.	24,137
332	TripAdvisor, Inc.(2)	13,575

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Retailing - (continued)
177	Ulta Salon Cosmetics & Fragrance, Inc.(2)	$36,156
		4,446,331
	Semiconductors & Semiconductor Equipment - 1.1%
2,519	Advanced Micro Devices, Inc.(2)	25,316
1,131	Analog Devices, Inc.	103,068
3,213	Applied Materials, Inc.	178,675
1,255	Broadcom Ltd.	295,741
14,311	Intel Corp.	745,317
479	KLA-Tencor Corp.	52,216
498	Lam Research Corp.	101,174
717	Microchip Technology, Inc.	65,505
3,536	Micron Technology, Inc.(2)	184,367
1,850	NVIDIA Corp.	428,441
387	Qorvo, Inc.(2)	27,264
4,527	QUALCOMM, Inc.	250,841
558	Skyworks Solutions, Inc.	55,945
3,008	Texas Instruments, Inc.	312,501
779	Xilinx, Inc.	56,275
		2,882,646
	Software & Services - 3.7%
1,886	Accenture plc, Class A	289,501
2,320	Activision Blizzard, Inc.	156,507
1,503	Adobe Systems, Inc.(2)	324,768
520	Akamai Technologies, Inc.(2)	36,910
148	Alliance Data Systems Corp.	31,503
913	Alphabet, Inc., Class A(2)	946,909
931	Alphabet, Inc., Class C(2)	960,596
256	ANSYS, Inc.(2)	40,113
674	Autodesk, Inc.(2)	84,641
1,355	Automatic Data Processing, Inc.	153,765
956	CA, Inc.	32,408
865	Cadence Design Systems, Inc.(2)	31,806
396	Citrix Systems, Inc.(2)	36,749
1,798	Cognizant Technology Solutions Corp., Class A	144,739
501	CSRA, Inc.	20,656
872	DXC Technology Co.	87,662
2,878	eBay, Inc.(2)	115,811
938	Electronic Arts, Inc.(2)	113,723
7,326	Facebook, Inc., Class A(2)	1,170,622
1,013	Fidelity National Information Services, Inc.	97,552
1,264	Fiserv, Inc.(2)	90,136
278	Gartner, Inc.(2)	32,698
487	Global Payments, Inc.	54,310
2,620	International Business Machines Corp.	401,987
744	Intuit, Inc.	128,972
2,823	Mastercard, Inc., Class A	494,477
23,545	Microsoft Corp.	2,148,952
9,241	Oracle Corp.	422,776
978	Paychex, Inc.	60,235
3,450	PayPal Holdings, Inc.(2)	261,752
541	Red Hat, Inc.(2)	80,885
2,098	salesforce.com, Inc.(2)	243,997
1,896	Symantec Corp.	49,012

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Software & Services - (continued)
455	Synopsys, Inc.(2)	$37,874
350	Take-Two Interactive Software, Inc.(2)	34,223
506	Total System Services, Inc.	43,648
255	VeriSign, Inc.(2)	30,233
5,512	Visa, Inc., Class A	659,345
1,404	Western Union Co. (The)	26,999
		10,179,452
	Technology Hardware & Equipment - 1.5%
934	Amphenol Corp., Class A	80,445
15,516	Apple, Inc.	2,603,274
14,731	Cisco Systems, Inc.	631,813
2,657	Corning, Inc.	74,077
189	F5 Networks, Inc.(2)	27,331
425	FLIR Systems, Inc.	21,254
4,792	Hewlett Packard Enterprise Co.	84,052
5,007	HP, Inc.	109,753
116	IPG Photonics Corp.(2)	27,072
1,051	Juniper Networks, Inc.	25,571
495	Motorola Solutions, Inc.	52,124
819	NetApp, Inc.	50,524
871	Seagate Technology plc	50,971
1,074	TE Connectivity Ltd.	107,293
910	Western Digital Corp.	83,966
654	Xerox Corp.	18,822
		4,048,342
	Telecommunication Services - 0.5%
18,775	AT&T, Inc.	669,329
2,975	CenturyLink, Inc.	48,879
12,623	Verizon Communications, Inc.	603,632
		1,321,840
	Transportation - 0.5%
376	Alaska Air Group, Inc.	23,297
1,288	American Airlines Group, Inc.	66,925
427	CH Robinson Worldwide, Inc.	40,014
2,713	CSX Corp.	151,141
1,989	Delta Air Lines, Inc.	109,017
540	Expeditors International of Washington, Inc.	34,182
754	FedEx Corp.	181,043
262	JB Hunt Transport Services, Inc.	30,693
315	Kansas City Southern	34,603
869	Norfolk Southern Corp.	117,993
1,654	Southwest Airlines Co.	94,741
2,407	Union Pacific Corp.	323,573
740	United Continental Holdings, Inc.(2)	51,408
2,105	United Parcel Service, Inc., Class B	220,309
		1,478,939
	Utilities - 0.7%
2,020	AES Corp.	22,967
707	Alliant Energy Corp.	28,888
742	Ameren Corp.	42,019
1,504	American Electric Power Co., Inc.	103,159
546	American Water Works Co., Inc.	44,843

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Utilities - (continued)
1,318	CenterPoint Energy, Inc.	$36,113
864	CMS Energy Corp.	39,131
949	Consolidated Edison, Inc.	73,965
1,992	Dominion Energy, Inc.	134,321
549	DTE Energy Co.	57,316
2,141	Duke Energy Corp.	165,863
996	Edison International	63,405
553	Entergy Corp.	43,565
969	Eversource Energy	57,093
2,951	Exelon Corp.	115,119
1,367	FirstEnergy Corp.	46,492
1,438	NextEra Energy, Inc.	234,869
1,032	NiSource, Inc.	24,675
923	NRG Energy, Inc.	28,179
1,575	PG&E Corp.	69,190
342	Pinnacle West Capital Corp.	27,292
2,122	PPL Corp.	60,031
1,543	Public Service Enterprise Group, Inc.	77,520
436	SCANA Corp.	16,372
781	Sempra Energy	86,863
3,083	Southern Co. (The)	137,687
965	WEC Energy Group, Inc.	60,505
1,554	Xcel Energy, Inc.	70,676
		1,968,118
	Total Common Stocks (cost $49,690,080)	68,789,547
EXCHANGE-TRADED FUNDS - 0.3%
	Diversified Financial Services - 0.3%
3,795	Vanguard S&P 500 ETF (cost $960,097)	918,694
	Total Exchange-Traded Funds (cost $960,097)	918,694
Asset & Commercial Mortgage Backed Securities - 0.3%
$50,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4 3.62%, 07/10/2047	50,751
	COMM Mortgage Trust
30,000	Series 2012-CR2, Class A4 3.15%, 08/15/2045	29,925
35,000	Series 2013-CR9, Class A4 4.24%, 07/10/2045(4)	36,742
15,000	Series 2013-LC6, Class A4 2.94%, 01/10/2046	14,827
45,000	Series 2014-UBS5, Class A4 3.84%, 09/10/2047	46,242
50,000	Series 2014-UBS6, Class A5 3.64%, 12/10/2047	50,722
35,000	Series 2015-LC23, Class A4 3.77%, 10/10/2048	35,543
35,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.81%, 11/15/2048	35,898

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.3% (continued)
$10,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5 2.94%, 02/10/2046	$9,871
	GS Mortgage Securities Trust
19,925	Series 2012-GC6, Class A3 3.48%, 01/10/2045	20,163
47,432	Series 2012-GCJ7, Class A4 3.38%, 05/10/2045	47,907
40,000	Series 2013-GC16, Class A4 4.27%, 11/10/2046	41,945
40,000	Series 2013-GC12, Class A4 3.14%, 06/10/2046	39,745
35,000	Series 2013-GC14, Class A5 4.24%, 08/10/2046	36,679
40,000	Series 2014-GC18, Class A4 4.07%, 01/10/2047	41,499
30,000	Series 2015-GS1, Class A3 3.73%, 11/10/2048	30,568
8,190	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3 4.17%, 08/15/2046	8,436
40,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4 3.80%, 09/15/2047	40,963
	Morgan Stanley Bank of America Merrill Lynch Trust
40,000	Series 2014-C15, Class A4 4.05%, 04/15/2047	41,372
50,000	Series 2014-C16, Class A5 3.89%, 06/15/2047	51,462
30,000	Series 2015-C22, Class A4 3.31%, 04/15/2048	29,735
30,000	Series 2015-C27, Class A4 3.75%, 12/15/2047	30,527
40,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3 2.88%, 12/15/2045	39,388
	Total Asset & Commercial Mortgage Backed Securities (cost $832,071)	810,910
Corporate Bonds - 14.0%
	Advertising - 0.0%
40,000	Omnicom Group, Inc. 3.63%, 05/01/2022	40,257
	Aerospace/Defense - 0.2%
35,000	Boeing Co. (The) 6.13%, 02/15/2033	44,711
15,000	General Dynamics Corp. 3.88%, 07/15/2021	15,446

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Aerospace/Defense - (continued)
$86,000	Lockheed Martin Corp. 4.09%, 09/15/2052	$83,401
	Northrop Grumman Corp.
70,000	4.75%, 06/01/2043	74,982
20,000	5.05%, 08/01/2019	20,615
95,000	Raytheon Co. 3.13%, 10/15/2020	95,569
	United Technologies Corp.
65,000	4.50%, 04/15/2020	67,196
100,000	4.50%, 06/01/2042	101,580
		503,500
	Agriculture - 0.3%
300,000	Altria Group, Inc. 4.75%, 05/05/2021	313,574
33,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043	32,515
70,000	BAT Capital Corp. 4.54%, 08/15/2047(5)	69,247
	Philip Morris International, Inc.
105,000	4.50%, 03/26/2020	108,093
75,000	4.50%, 03/20/2042	77,657
90,000	Reynolds American, Inc. 4.45%, 06/12/2025	92,580
		693,666
	Auto Manufacturers - 0.3%
18,000	Daimler Finance North America LLC 8.50%, 01/18/2031	26,203
175,000	Ford Motor Co. 7.45%, 07/16/2031	212,032
120,000	General Motors Co. 6.25%, 10/02/2043	131,796
140,000	General Motors Financial Co., Inc. 3.20%, 07/06/2021	138,788
190,000	Toyota Motor Credit Corp., MTN 3.40%, 09/15/2021	192,688
		701,507
	Beverages - 0.4%
395,000	Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	392,649
	Anheuser-Busch InBev Worldwide, Inc.
110,000	3.75%, 07/15/2042	100,950
125,000	5.38%, 01/15/2020	130,768
210,000	Coca-Cola Co. (The) 3.15%, 11/15/2020	211,673
25,000	Diageo Capital plc 3.88%, 04/29/2043	24,906
65,000	Molson Coors Brewing Co. 4.20%, 07/15/2046	61,438
	PepsiCo, Inc.
60,000	3.13%, 11/01/2020	60,563
85,000	5.50%, 01/15/2040	104,646
		1,087,593

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Biotechnology - 0.2%
	Amgen, Inc.
$105,000	3.88%, 11/15/2021	$107,299
25,000	4.40%, 05/01/2045	24,965
68,000	4.66%, 06/15/2051	70,194
	Celgene Corp.
160,000	3.25%, 08/15/2022	157,597
	Gilead Sciences, Inc.
230,000	3.70%, 04/01/2024	231,026
20,000	4.40%, 12/01/2021	20,841
45,000	4.80%, 04/01/2044	48,578
		660,500
	Chemicals - 0.3%
	Dow Chemical Co. (The)
200,000	4.13%, 11/15/2021	205,698
50,000	4.38%, 11/15/2042	49,777
68,000	Eastman Chemical Co. 3.80%, 03/15/2025	68,751
37,000	Ecolab, Inc. 4.35%, 12/08/2021	38,663
20,000	EI du Pont de Nemours & Co. 5.60%, 12/15/2036	23,531
	LYB International Finance BV
130,000	4.00%, 07/15/2023	132,429
30,000	4.88%, 03/15/2044	31,261
80,000	Monsanto Co. 4.40%, 07/15/2044	77,808
35,000	Potash Corp. of Saskatchewan, Inc. 6.50%, 05/15/2019	36,252
20,000	PPG Industries, Inc. 3.60%, 11/15/2020	20,352
55,000	Praxair, Inc. 2.45%, 02/15/2022	53,901
		738,423
	Commercial Banks - 3.1%
	Bank of America Corp.
250,000	3.30%, 01/11/2023	249,269
483,000	3.42%, 12/20/2028(4)(5)	462,664
60,000	5.88%, 02/07/2042	74,850
150,000	Bank of New York Mellon Corp. (The) 3.55%, 09/23/2021	152,399
95,000	Bank of Nova Scotia (The) 4.38%, 01/13/2021	98,305
270,000	Barclays plc 2.88%, 06/08/2020	267,117
130,000	BB&T Corp. 5.25%, 11/01/2019	134,509
140,000	Capital One Financial Corp. 4.75%, 07/15/2021	145,993
	Citigroup, Inc.
210,000	2.65%, 10/26/2020	207,492
320,000	6.63%, 06/15/2032	389,926
	Cooperatieve Rabobank UA
195,000	4.50%, 01/11/2021	202,442

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Commercial Banks - (continued)
	Cooperatieve Rabobank UA - (continued)
$ 65,000	5.25%, 05/24/2041	$77,531
	Credit Suisse AG
300,000	3.00%, 10/29/2021	297,040
	Deutsche Bank AG
70,000	3.70%, 05/30/2024	67,570
	Fifth Third Bancorp
100,000	3.50%, 03/15/2022	100,398
	Goldman Sachs Group, Inc. (The)
525,000	3.85%, 07/08/2024	527,405
55,000	4.75%, 10/21/2045	58,854
89,000	6.25%, 02/01/2041	112,854
	HSBC Holdings plc
650,000	5.10%, 04/05/2021	684,116
	HSBC USA, Inc.
110,000	3.50%, 06/23/2024	109,540
	JPMorgan Chase & Co.
455,000	4.95%, 03/25/2020	472,276
300,000	5.50%, 10/15/2040	359,780
	Morgan Stanley
90,000	4.30%, 01/27/2045	90,997
655,000	5.50%, 07/28/2021	699,577
	PNC Financial Services Group, Inc. (The)
170,000	3.30%, 03/08/2022	170,901
150,000	5.13%, 02/08/2020	155,639
	Royal Bank of Canada
60,000	4.65%, 01/27/2026	61,871
	State Street Corp.
80,000	4.38%, 03/07/2021	83,088
	Sumitomo Mitsui Financial Group, Inc.
80,000	2.63%, 07/14/2026	73,107
300,000	2.93%, 03/09/2021	298,378
	Toronto-Dominion Bank (The)
300,000	2.25%, 11/05/2019	297,530
	US Bancorp
180,000	4.13%, 05/24/2021	185,984
	Wells Fargo & Co.
200,000	3.50%, 03/08/2022	200,535
270,000	4.60%, 04/01/2021	280,321
180,000	5.61%, 01/15/2044	206,383
	Westpac Banking Corp.
80,000	2.85%, 05/13/2026	75,273
250,000	4.88%, 11/19/2019	257,706
		8,389,620
	Construction Materials - 0.0%
	Johnson Controls International plc
100,000	5.00%, 03/30/2020	104,069
	Diversified Financial Services - 0.3%
	American Express Co.
148,000	2.65%, 12/02/2022	143,181
	BlackRock, Inc.
105,000	5.00%, 12/10/2019	109,046

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Diversified Financial Services - (continued)
	GE Capital International Funding Co. UnLtd. Co.
$ 468,000	2.34%, 11/15/2020	$457,685
	General Electric Co.
100,000	5.88%, 01/14/2038	116,518
	National Rural Utilities Cooperative Finance Corp.
110,000	3.05%, 02/15/2022	109,991
		936,421
	Electric - 1.0%
	Alabama Power Co.
107,000	6.00%, 03/01/2039	134,831
	Berkshire Hathaway Energy Co.
132,000	6.13%, 04/01/2036	168,228
	CenterPoint Energy Houston Electric LLC
15,000	3.55%, 08/01/2042	14,256
	CMS Energy Corp.
60,000	5.05%, 03/15/2022	63,570
	Commonwealth Edison Co.
40,000	3.80%, 10/01/2042	39,406
	Consolidated Edison Co. of New York, Inc.
80,000	3.95%, 03/01/2043	79,850
40,000	6.65%, 04/01/2019	41,450
	Dominion Energy, Inc.
140,000	4.45%, 03/15/2021	144,342
	Series C
75,000	4.90%, 08/01/2041	80,650
	Duke Energy Carolinas LLC
90,000	4.00%, 09/30/2042	90,630
30,000	5.30%, 02/15/2040	35,932
	Entergy Louisiana LLC
100,000	4.05%, 09/01/2023	102,370
	Exelon Generation Co. LLC
75,000	4.00%, 10/01/2020	76,199
135,000	6.25%, 10/01/2039	147,232
	Florida Power & Light Co.
85,000	5.69%, 03/01/2040	109,178
	Georgia Power Co.
100,000	2.85%, 05/15/2022	98,320
	Indiana Michigan Power Co.
25,000	6.05%, 03/15/2037	31,410
	Kentucky Utilities Co.
70,000	5.13%, 11/01/2040	82,365
	Nevada Power Co., Series R
55,000	6.75%, 07/01/2037	75,365
	NiSource, Inc.
40,000	5.25%, 02/15/2043	44,656
	Northern States Power Co.
80,000	3.40%, 08/15/2042	74,425
	Ohio Power Co., Series M
75,000	5.38%, 10/01/2021	80,710
	Oncor Electric Delivery Co. LLC
95,000	7.00%, 09/01/2022	109,703
	Pacific Gas & Electric Co.
135,000	6.05%, 03/01/2034	160,913

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Electric - (continued)
	Progress Energy, Inc.
$ 140,000	3.15%, 04/01/2022	$138,708
130,000	4.40%, 01/15/2021	133,569
	PSEG Power LLC
25,000	5.13%, 04/15/2020	25,967
	Public Service Electric & Gas Co.
65,000	3.95%, 05/01/2042	66,129
	Southern California Edison Co.
75,000	4.50%, 09/01/2040	79,958
	Xcel Energy, Inc.
65,000	4.70%, 05/15/2020	66,786
		2,597,108
	Electrical Components & Equipment - 0.0%
	Emerson Electric Co.
70,000	4.88%, 10/15/2019	72,017
	Electronics - 0.1%
	Honeywell International, Inc.
20,000	3.81%, 11/21/2047	19,705
80,000	4.25%, 03/01/2021	83,203
	Thermo Fisher Scientific, Inc.
150,000	4.15%, 02/01/2024	154,090
		256,998
	Environmental Control - 0.1%
	Republic Services, Inc.
95,000	5.00%, 03/01/2020	98,510
	Waste Management, Inc.
105,000	4.75%, 06/30/2020	108,762
		207,272
	Food - 0.1%
	JM Smucker Co. (The)
70,000	3.50%, 03/15/2025	68,947
	Kellogg Co.
45,000	4.00%, 12/15/2020	46,069
	Kraft Heinz Foods Co.
100,000	5.00%, 06/04/2042	100,052
	Kroger Co. (The)
40,000	7.50%, 04/01/2031	50,851
	Tyson Foods, Inc.
50,000	3.95%, 08/15/2024	50,309
	Unilever Capital Corp.
50,000	5.90%, 11/15/2032	62,828
		379,056
	Forest Products&Paper - 0.1%
	Georgia-Pacific LLC
10,000	7.75%, 11/15/2029	13,646
	International Paper Co.
200,000	3.80%, 01/15/2026	198,121
		211,767
	Gas - 0.0%
	Atmos Energy Corp.
8,000	5.50%, 06/15/2041	9,611

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Gas - (continued)
	Sempra Energy
$ 65,000	6.00%, 10/15/2039	$79,536
		89,147
	Healthcare-Products - 0.3%
	Abbott Laboratories
100,000	2.90%, 11/30/2021	98,942
70,000	2.95%, 03/15/2025	67,052
100,000	4.75%, 11/30/2036	107,914
	Becton Dickinson and Co.
150,000	3.73%, 12/15/2024	147,486
35,000	4.69%, 12/15/2044	35,232
	Boston Scientific Corp.
70,000	6.00%, 01/15/2020	73,455
	Covidien International Finance S.A.
45,000	3.20%, 06/15/2022	44,984
	Medtronic, Inc.
225,000	3.50%, 03/15/2025	224,907
	Zimmer Biomet Holdings, Inc.
60,000	3.55%, 04/01/2025	58,220
		858,192
	Healthcare-Services - 0.2%
	Anthem, Inc.
90,000	4.65%, 01/15/2043	90,654
	Cigna Corp.
50,000	4.00%, 02/15/2022	50,847
	Quest Diagnostics, Inc.
110,000	4.70%, 04/01/2021	114,580
	UnitedHealth Group, Inc.
125,000	6.88%, 02/15/2038	171,724
		427,805
	Household Products - 0.1%
	Colgate-Palmolive Co.
90,000	2.30%, 05/03/2022	87,967
	Procter & Gamble Co. (The)
57,000	5.55%, 03/05/2037	71,838
		159,805
	Household Products/Wares - 0.0%
	Kimberly-Clark Corp.
12,000	5.30%, 03/01/2041	14,276
	Insurance - 0.4%
	Allstate Corp. (The)
45,000	5.55%, 05/09/2035	53,302
	American International Group, Inc.
110,000	4.50%, 07/16/2044	108,574
	Aon Corp.
20,000	5.00%, 09/30/2020	20,883
	Aon plc
60,000	4.75%, 05/15/2045	62,392
	Berkshire Hathaway, Inc.
75,000	4.50%, 02/11/2043	81,446

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Insurance - (continued)
	Chubb INA Holdings, Inc.
$ 165,000	2.70%, 03/13/2023	$160,777
75,000	2.88%, 11/03/2022	74,300
	Lincoln National Corp.
60,000	4.00%, 09/01/2023	61,292
	Marsh & McLennan Cos., Inc.
35,000	4.80%, 07/15/2021	36,689
	MetLife, Inc.
25,000	4.88%, 11/13/2043	27,117
90,000	5.70%, 06/15/2035	107,337
	Principal Financial Group, Inc.
70,000	3.30%, 09/15/2022	69,734
	Prudential Financial, Inc.
85,000	3.94%, 12/07/2049(5)	79,781
145,000	5.38%, 06/21/2020	152,452
	Travelers Cos., Inc. (The)
70,000	4.60%, 08/01/2043	75,542
		1,171,618
	Internet - 0.1%
	Amazon.com, Inc.
240,000	3.15%, 08/22/2027(5)	231,563
40,000	4.05%, 08/22/2047(5)	40,032
		271,595
	Iron/Steel - 0.0%
	Vale Overseas Ltd.
90,000	6.88%, 11/10/2039	106,650
	IT Services - 0.4%
	Apple, Inc.
425,000	2.40%, 05/03/2023	411,106
190,000	3.45%, 02/09/2045	175,328
	Dell International LLC / EMC Corp.
240,000	5.45%, 06/15/2023(5)	254,406
	Hewlett Packard Enterprise Co.
170,000	4.40%, 10/15/2022	175,942
	International Business Machines Corp.
105,000	5.60%, 11/30/2039	130,551
		1,147,333
	Machinery-Construction & Mining - 0.1%
	Caterpillar, Inc.
40,000	3.80%, 08/15/2042	40,000
185,000	3.90%, 05/27/2021	190,028
		230,028
	Machinery-Diversified - 0.0%
	Deere & Co.
55,000	3.90%, 06/09/2042	56,391
	Media - 0.6%
	21st Century Fox America, Inc.
131,000	6.40%, 12/15/2035	165,504
	CBS Corp.
90,000	3.70%, 08/15/2024	89,439

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Media - (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
$ 140,000	4.91%, 07/23/2025	$143,067
	Comcast Corp.
150,000	4.65%, 07/15/2042	156,980
105,000	5.15%, 03/01/2020	109,255
90,000	7.05%, 03/15/2033	119,134
	Discovery Communications LLC
60,000	4.88%, 04/01/2043	57,253
	Time Warner Cable LLC
245,000	4.00%, 09/01/2021	245,978
40,000	4.50%, 09/15/2042	34,644
	Time Warner, Inc.
140,000	3.80%, 02/15/2027	135,356
60,000	4.85%, 07/15/2045	61,319
	Viacom, Inc.
98,000	4.38%, 03/15/2043	87,819
	Walt Disney Co. (The)
60,000	2.55%, 02/15/2022	59,172
	Series E
55,000	4.13%, 12/01/2041	57,785
		1,522,705
	Mining - 0.1%
	Barrick Gold Corp.
45,000	5.25%, 04/01/2042	49,022
	BHP Billiton Finance USA Ltd.
40,000	2.88%, 02/24/2022	39,787
15,000	4.13%, 02/24/2042	15,419
	Newmont Mining Corp.
50,000	6.25%, 10/01/2039	60,677
	Rio Tinto Finance USA Ltd.
50,000	5.20%, 11/02/2040	58,295
	Southern Copper Corp. 6.75%,
55,000	04/16/2040	67,950
		291,150
	Miscellaneous Manufacturer - 0.2%
	3M Co.
90,000	2.88%, 10/15/2027	86,979
	Eaton Corp.
115,000	2.75%, 11/02/2022	112,335
	General Electric Co.
67,000	4.13%, 10/09/2042	62,109
	Illinois Tool Works, Inc.
35,000	3.90%, 09/01/2042	35,755
	Newell Brands, Inc.
150,000	4.20%, 04/01/2026	148,502
		445,680
	Multi-National - 0.8%
	Asian Development Bank
250,000	2.00%, 01/22/2025	237,025
	European Bank for Reconstruction & Development
150,000	1.75%, 11/26/2019	148,493

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Multi-National - (continued)
	European Investment Bank
$ 80,000	2.13%, 04/13/2026	$75,594
850,000	2.88%, 09/15/2020	856,384
	Inter-American Development Bank
320,000	3.88%, 02/14/2020	328,689
	International Bank for Reconstruction & Development
512,000	7.63%, 01/19/2023	622,686
		2,268,871
	Office/Business Equipment - 0.0%
	Xerox Corp.
10,000	4.07%, 03/17/2022	10,008
	Oil&Gas - 0.7%
	Anadarko Petroleum Corp.
60,000	6.20%, 03/15/2040	70,734
	Apache Corp.
85,000	5.10%, 09/01/2040	87,007
	BP Capital Markets plc
280,000	3.25%, 05/06/2022	280,527
	Canadian Natural Resources Ltd.
40,000	6.50%, 02/15/2037	49,142
	Chevron Corp.
125,000	2.36%, 12/05/2022	121,306
	ConocoPhillips
108,000	6.50%, 02/01/2039	141,810
	Exxon Mobil Corp.
55,000	2.71%, 03/06/2025	53,128
40,000	3.57%, 03/06/2045	38,424
	Hess Corp.
28,000	5.60%, 02/15/2041	28,600
	Kerr-McGee Corp.
60,000	6.95%, 07/01/2024	69,303
	Marathon Oil Corp.
15,000	6.60%, 10/01/2037	18,094
	Marathon Petroleum Corp.
35,000	5.00%, 09/15/2054	34,014
15,000	5.13%, 03/01/2021	15,837
	Nexen Energy ULC
50,000	7.50%, 07/30/2039	69,839
	Noble Energy, Inc.
60,000	6.00%, 03/01/2041	68,696
	Occidental Petroleum Corp.
35,000	4.40%, 04/15/2046	36,559
	Series 1
40,000	4.10%, 02/01/2021	41,161
	Petroleos Mexicanos
100,000	4.88%, 01/24/2022	102,490
195,000	6.50%, 06/02/2041	193,537
	Phillips 66
35,000	4.30%, 04/01/2022	36,392
45,000	4.88%, 11/15/2044	47,984
	Shell International Finance BV
140,000	3.63%, 08/21/2042	132,609

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Oil&Gas - (continued)
	Statoil ASA
$ 35,000	5.10%, 08/17/2040	$41,030
	Suncor Energy, Inc.
60,000	6.50%, 06/15/2038	76,958
	Total Capital S.A.
95,000	4.25%, 12/15/2021	99,004
	Valero Energy Corp.
40,000	7.50%, 04/15/2032	52,387
		2,006,572
	Oil&Gas Services - 0.0%
	Baker Hughes a GE Co. LLC
46,000	5.13%, 09/15/2040	50,973
	National Oilwell Varco, Inc.
50,000	2.60%, 12/01/2022	47,750
15,000	3.95%, 12/01/2042	13,159
		111,882
	Pharmaceuticals - 0.7%
	AbbVie, Inc.
420,000	2.90%, 11/06/2022	410,265
	Allergan Funding SCS
120,000	3.85%, 06/15/2024	118,558
	AstraZeneca plc
60,000	6.45%, 09/15/2037	77,722
	Baxalta, Inc.
100,000	4.00%, 06/23/2025	99,838
	Bristol-Myers Squibb Co.
25,000	3.25%, 08/01/2042	22,600
	Cardinal Health, Inc.
105,000	3.50%, 11/15/2024	102,638
	CVS Health Corp.
100,000	5.05%, 03/25/2048	105,179
	Express Scripts Holding Co.
165,000	4.50%, 02/25/2026	167,996
	GlaxoSmithKline Capital, Inc.
40,000	2.80%, 03/18/2023	39,156
47,000	6.38%, 05/15/2038	61,843
	Johnson & Johnson
100,000	5.95%, 08/15/2037	130,540
	McKesson Corp.
70,000	3.80%, 03/15/2024	69,769
	Merck & Co., Inc.
75,000	3.60%, 09/15/2042	73,238
	Mylan N.V.
60,000	3.95%, 06/15/2026	58,195
	Novartis Capital Corp.
145,000	2.40%, 09/21/2022	141,068
	Pfizer, Inc.
140,000	3.00%, 12/15/2026	135,584
	Sanofi
20,000	4.00%, 03/29/2021	20,551

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Pharmaceuticals - (continued)
	Wyeth LLC
$ 40,000	5.95%, 04/01/2037	$51,058
		1,885,798
	Pipelines - 0.5%
	Energy Transfer Partners L.P.
100,000	6.50%, 02/01/2042	108,012
64,000	9.00%, 04/15/2019	67,713
	Enterprise Products Operating LLC
100,000	4.45%, 02/15/2043	99,527
40,000	4.85%, 03/15/2044	41,893
	Kinder Morgan Energy Partners L.P.
55,000	4.70%, 11/01/2042	51,178
102,000	6.38%, 03/01/2041	114,145
	MPLX L.P.
100,000	4.13%, 03/01/2027	99,080
	ONEOK Partners L.P.
40,000	6.65%, 10/01/2036	48,206
	Plains All American Pipeline L.P. / PAA Finance Corp.
65,000	6.65%, 01/15/2037	72,260
	Sabine Pass Liquefaction LLC
140,000	5.63%, 03/01/2025	150,618
	TransCanada PipeLines Ltd.
195,000	3.75%, 10/16/2023	198,987
55,000	3.80%, 10/01/2020	56,006
	Transcontinental Gas Pipe Line Co. LLC
20,000	4.45%, 08/01/2042	19,496
	Williams Partners L.P.
125,000	4.13%, 11/15/2020	126,975
40,000	6.30%, 04/15/2040	45,819
		1,299,915
	Real Estate Investment Trusts - 0.1%
	Boston Properties L.P.
100,000	5.88%, 10/15/2019	103,855
	ERP Operating L.P.
40,000	4.50%, 07/01/2044	41,645
	Welltower, Inc.
40,000	3.75%, 03/15/2023	40,495
55,000	5.25%, 01/15/2022	58,432
	Weyerhaeuser Co.
40,000	7.38%, 03/15/2032	52,833
		297,260
	Retail - 0.5%
	CVS Health Corp.
340,000	4.00%, 12/05/2023	343,996
	Home Depot, Inc. (The)
160,000	2.70%, 04/01/2023	156,896
85,000	5.88%, 12/16/2036	109,233
	Lowe’s Cos., Inc.
110,000	3.10%, 05/03/2027	105,964
	McDonald’s Corp.
100,000	2.75%, 12/09/2020	99,505
84,000	3.70%, 02/15/2042	77,505

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Retail - (continued)
	Target Corp.
$ 119,000	2.50%, 04/15/2026	$110,568
	Walgreen Co.
110,000	3.10%, 09/15/2022	107,720
	Walgreens Boots Alliance, Inc.
40,000	4.80%, 11/18/2044	39,577
	Walmart, Inc.
220,000	2.65%, 12/15/2024	212,174
50,000	3.63%, 12/15/2047	48,920
		1,412,058
	Semiconductors - 0.2%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
110,000	3.88%, 01/15/2027	106,984
	Intel Corp.
330,000	2.70%, 12/15/2022	325,221
	QUALCOMM, Inc.
155,000	3.45%, 05/20/2025	151,349
	Texas Instruments, Inc.
80,000	1.65%, 08/03/2019	79,033
		662,587
	Software - 0.5%
	Microsoft Corp.
225,000	3.13%, 11/03/2025	221,649
180,000	3.30%, 02/06/2027	178,699
70,000	4.00%, 02/12/2055	71,099
85,000	5.20%, 06/01/2039	102,407
	Oracle Corp.
290,000	2.65%, 07/15/2026	271,152
85,000	4.13%, 05/15/2045	85,687
40,000	5.38%, 07/15/2040	47,764
	Visa, Inc.
250,000	3.15%, 12/14/2025	245,200
		1,223,657
	Telecommunications - 0.7%
	America Movil S.A.B. de C.V.
60,000	6.13%, 11/15/2037	71,615
	AT&T, Inc.
250,000	3.40%, 05/15/2025	240,887
59,000	4.10%, 02/15/2028(5)	58,583
222,000	4.55%, 03/09/2049	207,486
120,000	5.15%, 03/15/2042	123,632
90,000	5.15%, 02/14/2050	90,915
14,000	5.35%, 09/01/2040	14,695
25,000	7.13%, 12/15/2031(5)	29,905
	British Telecommunications plc
43,000	9.13%, 12/15/2030	62,830
	Cisco Systems, Inc.
120,000	4.45%, 01/15/2020	123,729
60,000	5.50%, 01/15/2040	75,273
	Deutsche Telekom International Finance BV
37,000	8.75%, 06/15/2030	52,405

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.0% (continued)
	Telecommunications - (continued)
	Orange S.A.
$ 25,000	5.38%, 01/13/2042	$28,732
	Rogers Communications, Inc.
30,000	4.50%, 03/15/2043	30,471
	Telefonica Emisiones SAU
100,000	5.46%, 02/16/2021	106,310
	Verizon Communications, Inc.
239,000	3.38%, 02/15/2025	234,917
276,000	5.01%, 08/21/2054	275,961
	Vodafone Group plc
95,000	5.45%, 06/10/2019	97,965
50,000	6.15%, 02/27/2037	58,120
		1,984,431
	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
47,000	4.38%, 09/01/2042	49,277
45,000	4.45%, 03/15/2043	47,443
	Canadian National Railway Co.
40,000	2.85%, 12/15/2021	39,886
	Canadian Pacific Railway Co.
60,000	4.45%, 03/15/2023	62,884
8,000	7.13%, 10/15/2031	10,432
	CSX Corp.
85,000	3.70%, 10/30/2020	86,463
105,000	4.25%, 06/01/2021	108,371
	FedEx Corp.
70,000	4.10%, 02/01/2045	66,259
	Norfolk Southern Corp.
70,000	4.84%, 10/01/2041	76,195
	Union Pacific Corp.
67,000	3.80%, 10/01/2051	63,881
60,000	4.00%, 02/01/2021	61,721
	United Parcel Service, Inc.
110,000	3.13%, 01/15/2021	110,856
		783,668
	Total Corporate Bonds (cost $38,625,323)	38,318,856
Foreign Government Obligations - 1.1%
	Canada - 0.2%
	Hydro-Quebec
70,000	8.40%, 01/15/2022	82,231
	Province of British Columbia Canada
105,000	2.65%, 09/22/2021	104,639
	Province of Manitoba Canada
85,000	2.10%, 09/06/2022	82,057
	Province of Quebec Canada
70,000	7.50%, 09/15/2029	96,601
		365,528
	Colombia - 0.1%
	Colombia Government International Bond
240,000	8.13%, 05/21/2024	293,400

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Foreign Government Obligations - 1.1% (continued)
	Germany - 0.4%
	Kreditanstalt fuer Wiederaufbau
$ 550,000	2.13%, 01/17/2023	$534,036
561,000	4.00%, 01/27/2020	576,444
		1,110,480
	Hungary - 0.1%
	Hungary Government International Bond
100,000	5.38%, 03/25/2024	108,960
	Italy - 0.0%
	Republic of Italy Government International Bond
45,000	5.38%, 06/15/2033	51,967
	Mexico - 0.1%
	Mexico Government International Bond
70,000	3.63%, 03/15/2022	71,186
252,000	6.05%, 01/11/2040	284,130
		355,316
	Panama - 0.0%
	Panama Government International Bond
50,000	6.70%, 01/26/2036	63,125
	Peru - 0.0%
	Peruvian Government International Bond
75,000	5.63%, 11/18/2050	90,188
	Philippines - 0.1%
	Philippine Government International Bond
120,000	4.00%, 01/15/2021	122,772
100,000	6.38%, 10/23/2034	128,218
		250,990
	Poland - 0.1%
	Republic of Poland Government International Bond
140,000	5.00%, 03/23/2022	149,707
	Uruguay - 0.0%
	Uruguay Government International Bond
45,000	5.10%, 06/18/2050	46,125
	Total Foreign Government Obligations (cost $2,894,263)	2,885,786
Municipal Bonds - 0.3%
	Airport Revenues - 0.0%
	Cnty. of Clark Department of Aviation
5,000	6.82%, 07/01/2045	7,407
	General Obligations - 0.1%
	City of New York NY
15,000	5.85%, 06/01/2040	19,264
	Commonwealth of Massachusetts
15,000	5.46%, 12/01/2039	18,488
	State of California
105,000	7.60%, 11/01/2040	162,429
	State of Connecticut
45,000	5.85%, 03/15/2032	53,202
	State of Mississippi
25,000	5.25%, 11/01/2034	29,556

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
Municipal Bonds - 0.3% (continued)
	General Obligations - (continued)
	State of Texas
$ 30,000	5.52%, 04/01/2039	$38,444
		321,383
	Higher Education (Universities, Dorms, etc.) - 0.0%
	Univ. of California
50,000	5.77%, 05/15/2043	63,786
	Univ. of Texas System/The
25,000	4.79%, 08/15/2046	28,803
		92,589
	Miscellaneous - 0.0%
	New Jersey Economic Dev. Auth.
15,000	7.43%, 02/15/2029	18,549
	Tax Allocation - 0.0%
	New York State Dormitory Auth.
20,000	5.60%, 03/15/2040	24,670
	Transportation - 0.1%
	Bay Area Toll Auth.
30,000	6.26%, 04/01/2049	42,143
	Metropolitan Transportation Auth.
20,000	5.87%, 11/15/2039	24,741
25,000	6.55%, 11/15/2031	31,677
15,000	6.65%, 11/15/2039	20,108
	New Jersey Turnpike Auth.
45,000	7.10%, 01/01/2041	64,413
15,000	7.41%, 01/01/2040	22,093
	Port Auth. of New York & New Jersey
50,000	4.93%, 10/01/2051	58,404
		263,579
	Utilities - Electric - 0.1%
	American Municipal Power Inc
45,000	6.05%, 02/15/2043	59,587
	Municipal Electric Auth. of Georgia
40,000	6.64%, 04/01/2057	49,687
		109,274
	Utilities - Water and Sewer - 0.0%
	New York City Water & Sewer System
45,000	5.88%, 06/15/2044	59,872
	Total Municipal Bonds (cost $822,947)	897,323
U.S. Government Agencies - 15.8%
	FHLB - 0.3%
650,000	1.38%, 11/15/2019	640,754
60,000	5.50%, 07/15/2036	79,958
		720,712
	FHLMC - 4.6%
10,000	2.41%, 03/25/2023	9,773
10,000	2.45%, 08/25/2023	9,750
60,635	2.50%, 07/01/2027	59,822
40,621	2.50%, 09/01/2027	40,077
65,269	2.50%, 10/01/2027	64,395

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.8% (continued)
	FHLMC - (continued)
$ 152,712	2.50%, 04/01/2028	$150,664
196,437	2.50%, 06/01/2028	193,810
59,773	2.50%, 01/01/2029	58,972
275,309	2.50%, 12/01/2031	269,745
108,350	2.50%, 12/01/2042	102,132
10,000	2.53%, 05/25/2026	9,550
10,000	2.57%, 07/25/2026	9,569
10,000	2.65%, 08/25/2026	9,609
15,000	2.67%, 12/25/2024	14,669
10,000	2.67%, 03/25/2026	9,701
10,000	2.75%, 01/25/2026	9,737
15,000	2.79%, 01/25/2022	14,962
15,000	2.81%, 01/25/2025	14,789
10,000	2.95%, 07/25/2024	9,948
10,000	3.00%, 12/25/2025	9,915
17,400	3.00%, 12/01/2025	17,497
120,574	3.00%, 11/01/2026	121,251
13,785	3.00%, 03/01/2027	13,863
43,259	3.00%, 04/01/2027	43,502
66,212	3.00%, 09/01/2027	66,584
277,456	3.00%, 10/01/2028	277,673
263,746	3.00%, 12/01/2031	263,468
58,605	3.00%, 10/01/2042	57,610
143,171	3.00%, 10/01/2042	140,740
90,788	3.00%, 11/01/2042	89,247
92,626	3.00%, 12/01/2042	91,057
42,485	3.00%, 01/01/2043	41,764
134,448	3.00%, 01/01/2043	132,164
48,690	3.00%, 02/01/2043	47,864
196,791	3.00%, 02/01/2043	193,451
91,507	3.00%, 02/01/2043	89,471
25,794	3.00%, 05/01/2043	25,356
66,049	3.00%, 05/01/2043	64,934
705,268	3.00%, 08/01/2045	690,147
278,253	3.00%, 09/01/2046	271,758
566,104	3.00%, 12/01/2046	552,890
461,258	3.00%, 01/01/2047	450,467
10,000	3.01%, 07/25/2025	9,956
15,000	3.02%, 01/25/2025	14,971
10,000	3.06%, 11/25/2023(4)	10,039
15,000	3.06%, 12/25/2024	15,017
10,000	3.12%, 06/25/2027	9,895
10,000	3.12%, 09/25/2026(4)	9,941
10,000	3.15%, 11/25/2025	10,027
10,000	3.19%, 09/25/2027(4)	9,952
10,000	3.19%, 07/25/2027	9,984
15,000	3.22%, 03/25/2027	15,007
10,000	3.24%, 04/25/2027	10,010
10,000	3.24%, 08/25/2027	10,000
10,000	3.30%, 10/25/2026	10,071
15,000	3.33%, 05/25/2025(4)	15,238
15,000	3.33%, 08/25/2025(4)	15,227
10,000	3.35%, 11/25/2026(4)	10,106
10,000	3.41%, 12/25/2026	10,148

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.8% (continued)
	FHLMC - (continued)
$ 15,000	3.43%, 01/25/2027(4)	$15,241
48,714	3.50%, 04/01/2026	49,742
48,464	3.50%, 08/01/2026	49,451
155,421	3.50%, 10/01/2026	158,585
68,610	3.50%, 10/01/2026	70,007
217,420	3.50%, 07/01/2029	222,175
20,670	3.50%, 10/01/2040	20,826
32,890	3.50%, 10/01/2041	33,134
74,467	3.50%, 11/01/2041	74,684
62,718	3.50%, 02/01/2042	63,194
22,381	3.50%, 03/01/2042	22,551
64,695	3.50%, 04/01/2042	65,186
61,739	3.50%, 04/01/2042	62,207
108,738	3.50%, 09/01/2042	109,562
53,731	3.50%, 09/01/2042	54,138
163,668	3.50%, 11/01/2042	164,909
60,947	3.50%, 01/01/2043	61,228
173,617	3.50%, 12/01/2043	174,933
347,526	3.50%, 09/01/2044	349,657
1,193,066	3.50%, 08/01/2046	1,197,957
773,884	3.50%, 11/01/2047	776,199
315,976	3.50%, 12/01/2047	316,922
680,000	3.75%, 03/27/2019	690,248
15,685	4.00%, 06/01/2024	16,159
39,879	4.00%, 07/01/2026	41,332
59,369	4.00%, 10/01/2040	61,463
41,779	4.00%, 10/01/2040	43,251
75,538	4.00%, 10/01/2040	78,197
9,447	4.00%, 12/01/2040	9,780
46,775	4.00%, 12/01/2040	48,422
12,920	4.00%, 02/01/2041	13,376
80,982	4.00%, 02/01/2041	83,837
11,200	4.00%, 04/01/2041	11,595
76,622	4.00%, 01/01/2042	79,330
131,384	4.00%, 02/01/2042	136,027
204,938	4.00%, 11/01/2043	211,735
203,391	4.00%, 05/01/2044	209,610
131,142	4.00%, 07/01/2044	135,159
229,313	4.00%, 12/01/2046	236,149
153	4.50%, 05/01/2018	154
11,005	4.50%, 11/01/2024	11,439
32,294	4.50%, 09/01/2031	33,996
94,732	4.50%, 10/01/2039	100,220
16,625	4.50%, 05/01/2040	17,590
42,830	4.50%, 10/01/2040	45,312
56,971	4.50%, 06/01/2041	59,749
91,145	4.50%, 09/01/2041	96,319
29,309	5.00%, 05/01/2023	30,382
57,376	5.00%, 03/01/2027	61,296
41,559	5.00%, 11/01/2033	44,931
18,421	5.00%, 02/01/2038	19,770
4,496	5.00%, 04/01/2039	4,841
341,723	5.00%, 08/01/2041	370,719
18,594	5.00%, 08/01/2041	19,864

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.8% (continued)
	FHLMC - (continued)
$ 141,729	5.50%, 05/01/2036	$156,037
10,760	5.50%, 05/01/2038	11,794
30,597	5.50%, 05/01/2038	33,562
33,353	5.50%, 08/01/2038	36,603
22,076	6.00%, 06/01/2036	24,734
23,408	6.00%, 04/01/2037	26,112
11,059	6.00%, 10/01/2037	12,377
150,000	6.25%, 07/15/2032	204,376
		12,650,271
	FNMA - 6.7%
900,000	1.75%, 06/20/2019	895,388
5,000	2.29%, 06/25/2026	4,679
10,000	2.37%, 07/25/2026(4)	9,409
10,000	2.42%, 10/25/2026(4)	9,443
10,000	2.45%, 09/25/2026(4)	9,480
5,000	2.49%, 05/25/2026	4,738
138,905	2.50%, 03/01/2027	137,209
64,088	2.50%, 07/01/2027	63,306
147,831	2.50%, 12/01/2027	146,023
82,188	2.50%, 02/01/2028	81,133
224,319	2.50%, 04/01/2028	221,440
210,952	2.50%, 07/01/2028	208,246
522,566	2.50%, 10/01/2031	512,305
126,271	2.50%, 01/01/2043	119,595
15,000	2.53%, 09/25/2024	14,549
10,000	2.58%, 03/25/2026	9,599
15,000	2.59%, 12/25/2024	14,550
10,000	2.70%, 02/25/2026	9,689
10,000	2.71%, 06/25/2025(4)	9,774
10,000	2.72%, 10/25/2024	9,812
10,000	2.90%, 01/25/2025(4)	9,901
10,000	2.94%, 01/25/2026(4)	9,862
31,340	3.00%, 12/01/2025	31,489
25,869	3.00%, 12/01/2026	25,913
61,111	3.00%, 03/01/2027	61,164
74,513	3.00%, 04/01/2027	74,867
216,843	3.00%, 07/01/2027	217,874
43,664	3.00%, 08/01/2027	43,751
150,702	3.00%, 02/01/2030	150,862
403,597	3.00%, 02/01/2032	403,406
772,170	3.00%, 01/01/2033	771,806
34,182	3.00%, 04/01/2042	33,649
34,747	3.00%, 09/01/2042	34,029
68,393	3.00%, 11/01/2042	67,337
111,564	3.00%, 11/01/2042	109,842
150,803	3.00%, 12/01/2042	148,479
189,538	3.00%, 01/01/2043	186,617
98,883	3.00%, 02/01/2043	97,360
248,417	3.00%, 02/01/2043	244,586
150,173	3.00%, 04/01/2043	147,857
321,488	3.00%, 04/01/2043	316,677
86,814	3.00%, 04/01/2043	85,474
58,279	3.00%, 07/01/2043	57,380

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.8% (continued)
	FNMA - (continued)
$ 104,170	3.00%, 10/01/2043	$102,561
196,922	3.00%, 11/01/2043	192,174
873,525	3.00%, 03/01/2046	852,765
529,762	3.00%, 10/01/2046	517,147
103,758	3.00%, 11/01/2046	101,331
995,612	3.00%, 11/01/2046	971,904
398,307	3.00%, 12/01/2046	388,823
374,218	3.00%, 01/01/2047	365,307
10,000	3.06%, 05/25/2027(4)	9,845
10,000	3.08%, 06/25/2027(4)	9,885
6,507	3.50%, 09/01/2025	6,640
73,316	3.50%, 10/01/2028	74,882
140,513	3.50%, 07/01/2029	143,381
220,283	3.50%, 01/01/2041	222,355
43,226	3.50%, 02/01/2041	43,633
44,540	3.50%, 04/01/2041	44,958
60,435	3.50%, 11/01/2041	61,005
73,284	3.50%, 01/01/2042	73,975
27,800	3.50%, 03/01/2042	28,035
69,422	3.50%, 05/01/2042	70,077
89,220	3.50%, 06/01/2042	90,061
75,439	3.50%, 07/01/2042	76,127
202,161	3.50%, 07/01/2042	204,039
58,539	3.50%, 08/01/2042	59,085
78,062	3.50%, 08/01/2042	78,774
67,632	3.50%, 08/01/2042	68,256
291,417	3.50%, 09/01/2042	294,134
48,853	3.50%, 09/01/2042	49,273
86,561	3.50%, 09/01/2042	87,332
65,193	3.50%, 01/01/2043	65,727
188,968	3.50%, 05/01/2043	190,515
86,257	3.50%, 08/01/2043	86,963
85,014	3.50%, 08/01/2043	85,709
127,705	3.50%, 08/01/2043	128,750
71,083	3.50%, 08/01/2044	71,572
27,248	3.50%, 10/01/2044	27,429
70,167	3.50%, 01/01/2045	70,541
102,990	3.50%, 02/01/2045	103,464
593,508	3.50%, 11/01/2045	595,923
517,977	3.50%, 07/01/2046	519,646
186,554	3.50%, 01/01/2047	187,158
54,453	4.00%, 05/01/2020	56,020
23,111	4.00%, 04/01/2025	23,781
30,786	4.00%, 09/01/2025	31,673
44,929	4.00%, 08/01/2026	46,223
101,060	4.00%, 08/01/2040	104,452
17,425	4.00%, 08/01/2040	18,011
160,936	4.00%, 09/01/2040	166,421
6,875	4.00%, 10/01/2040	7,107
310,454	4.00%, 12/01/2040	320,909
117,489	4.00%, 02/01/2041	121,436
35,534	4.00%, 04/01/2041	36,491
15,911	4.00%, 07/01/2041	16,527
37,436	4.00%, 09/01/2041	38,695

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.8% (continued)
	FNMA - (continued)
$ 299,040	4.00%, 12/01/2041	$309,131
139,097	4.00%, 01/01/2042	143,648
454,999	4.00%, 11/01/2043	469,668
24,917	4.00%, 01/01/2044	25,652
220,703	4.00%, 01/01/2044	227,522
22,518	4.00%, 05/01/2044	23,161
144,164	4.00%, 12/01/2044	148,240
14,204	4.50%, 05/01/2025	14,812
45,500	4.50%, 04/01/2026	47,456
8,649	4.50%, 04/01/2029	9,081
65,686	4.50%, 06/01/2030	69,028
12,582	4.50%, 08/01/2038	13,252
31,175	4.50%, 02/01/2039	32,965
83,051	4.50%, 04/01/2039	87,798
31,412	4.50%, 11/01/2039	32,901
43,659	4.50%, 02/01/2040	45,976
96,542	4.50%, 09/01/2040	102,131
94,112	4.50%, 10/01/2040	99,536
17,302	4.50%, 04/01/2041	18,290
80,619	4.50%, 04/01/2041	85,275
96,071	4.50%, 07/01/2041	101,630
148,489	4.50%, 01/01/2044	155,999
21,291	5.00%, 02/01/2022	21,625
26,456	5.00%, 05/01/2028	28,283
169,637	5.00%, 05/01/2035	183,153
147,674	5.00%, 08/01/2035	159,421
72,820	5.00%, 03/01/2037	78,011
1,333	5.00%, 05/01/2037	1,428
27,396	5.00%, 02/01/2039	29,444
40,763	5.00%, 04/01/2039	44,014
22,165	5.00%, 01/01/2040	23,962
216,155	5.00%, 01/01/2041	233,702
201,013	5.50%, 10/01/2035	219,480
21,149	5.50%, 05/01/2037	23,076
6,774	5.50%, 01/01/2038	7,382
86,129	5.50%, 02/01/2038	94,593
11,972	5.50%, 02/01/2038	13,114
41,766	5.50%, 06/01/2038	45,593
17,112	5.50%, 07/01/2038	18,687
18,992	5.50%, 08/01/2038	20,706
59,658	5.50%, 09/01/2038	65,036
14,510	5.50%, 05/01/2040	15,882
130,000	5.63%, 07/15/2037	176,079
26,661	6.00%, 04/01/2036	29,955
41,699	6.00%, 07/01/2037	46,614
49,616	6.00%, 07/01/2037	55,134
24,344	6.50%, 06/01/2039	27,167
53,000	6.63%, 11/15/2030	72,567
		18,226,716
	GNMA - 4.1%
19,119	2.50%, 10/15/2027	18,891
63,476	2.50%, 01/15/2043	60,580
140,606	2.50%, 03/20/2047	133,996

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.8% (continued)
	GNMA - (continued)
$39,400	3.00%, 04/15/2027	$39,693
79,572	3.00%, 03/20/2028	80,072
35,617	3.00%, 06/20/2042	35,187
152,443	3.00%, 08/20/2042	150,651
155,965	3.00%, 09/20/2042	154,149
94,346	3.00%, 11/15/2042	93,265
118,895	3.00%, 12/20/2042	117,535
87,357	3.00%, 05/15/2043	86,656
196,095	3.00%, 06/20/2043	193,912
182,248	3.00%, 07/20/2043	180,219
206,251	3.00%, 10/20/2045	203,699
610,090	3.00%, 09/20/2046	602,125
445,039	3.00%, 11/20/2046	438,840
900,699	3.00%, 12/20/2046	888,149
7,280	3.50%, 09/15/2025	7,473
26,302	3.50%, 09/20/2040	26,707
30,406	3.50%, 12/15/2040	30,870
12,887	3.50%, 02/15/2041	13,085
11,490	3.50%, 12/20/2041	11,667
61,749	3.50%, 01/20/2042	62,695
26,257	3.50%, 02/20/2042	26,659
15,491	3.50%, 03/15/2042	15,727
112,944	3.50%, 04/20/2042	114,675
140,096	3.50%, 05/20/2042	142,243
8,732	3.50%, 06/15/2042	8,862
48,788	3.50%, 06/15/2042	49,530
78,944	3.50%, 06/20/2042	80,227
94,509	3.50%, 08/20/2042	95,958
121,016	3.50%, 04/20/2043	122,872
150,217	3.50%, 07/20/2043	152,520
91,481	3.50%, 08/15/2043	93,142
248,864	3.50%, 09/20/2043	252,680
708,652	3.50%, 04/20/2045	716,680
1,078,738	3.50%, 11/20/2046	1,090,210
610,454	3.50%, 01/20/2047	616,946
997,926	3.50%, 02/20/2048	1,008,557
11,606	4.00%, 08/15/2026	11,963
184,872	4.00%, 08/15/2039	190,235
24,389	4.00%, 07/20/2040	25,498
13,830	4.00%, 08/15/2040	14,263
15,983	4.00%, 10/20/2040	16,709
106,991	4.00%, 12/15/2040	110,768
31,316	4.00%, 06/15/2041	32,373
29,360	4.00%, 09/15/2041	30,633
11,438	4.00%, 12/20/2041	11,958
23,159	4.00%, 01/20/2042	24,211
14,471	4.00%, 03/20/2042	15,128
53,802	4.00%, 05/20/2042	56,157
38,578	4.00%, 06/15/2042	39,881
207,436	4.00%, 06/20/2044	214,735
167,454	4.00%, 09/20/2044	173,345
183,016	4.00%, 11/20/2044	189,448
348,653	4.00%, 11/20/2045	360,900
191,534	4.00%, 03/20/2047	197,416

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.8% (continued)
	GNMA - (continued)
$57,502	4.50%, 05/15/2039	$60,890
216,473	4.50%, 09/15/2039	230,483
13,470	4.50%, 04/15/2040	14,045
5,506	4.50%, 05/20/2040	5,788
2,076	4.50%, 06/15/2040	2,158
42,137	4.50%, 06/20/2040	44,298
119,880	4.50%, 09/20/2040	126,038
79,952	4.50%, 10/15/2040	84,541
25,601	4.50%, 10/20/2040	26,917
55,542	4.50%, 03/20/2041	58,396
12,304	4.50%, 04/15/2041	12,946
35,344	4.50%, 06/20/2041	37,178
79,855	5.00%, 11/20/2035	85,692
34,155	5.00%, 09/15/2039	36,691
66,650	5.00%, 02/15/2040	71,614
89,409	5.00%, 09/20/2040	97,189
55,380	5.00%, 02/20/2041	59,189
45,733	5.00%, 03/20/2041	48,953
48,595	5.00%, 08/20/2041	52,017
14,170	5.00%, 12/20/2041	15,122
13,207	5.50%, 05/20/2038	14,310
32,882	5.50%, 07/15/2038	35,853
32,111	5.50%, 08/20/2041	34,808
29,054	6.00%, 02/15/2036	32,333
17,631	6.00%, 08/20/2041	19,916
		11,240,590
213,000	Tennessee Valley Authority - 0.1%	270,011
	6.75%, 11/01/2025
	Total U.S. Government Agencies (cost $44,073,685)	43,108,300
U.S. Government Securities - 18.2%
	U.S. Treasury Securities - 18.2%
	U.S. Treasury Bonds - 2.5%
1,160,000	2.50%, 02/15/2045	1,059,180
4,285,000	2.50%, 02/15/2046	3,899,852
825,000	2.75%, 08/15/2047	788,487
126,000	3.13%, 11/15/2041	130,174
680,000	3.13%, 02/15/2043	700,958
250,000	3.50%, 02/15/2039	274,678
		6,853,329
	U.S. Treasury Notes - 15.7%
4,800,000	1.13%, 02/28/2021	4,629,000
6,000,000	1.38%, 03/31/2020	5,891,719
3,100,000	1.50%, 10/31/2019	3,063,793
3,220,000	1.63%, 06/30/2019	3,197,988
2,550,000	1.63%, 05/15/2026	2,345,502
7,688,000	1.75%, 05/15/2022	7,461,564
1,350,000	2.00%, 02/15/2025	1,291,728
5,400,000	2.00%, 11/15/2026	5,092,875
315,000	2.13%, 05/15/2025	303,347
1,000,000	2.25%, 11/15/2027	957,891
3,500,000	2.38%, 01/31/2023	3,471,289

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Securities - 18.2% (continued)
	U.S. Treasury Securities - (continued)
	U.S. Treasury Notes - (continued)
$1,110,000	2.75%, 11/15/2023	$1,117,935
2,825,000	2.75%, 02/15/2024	2,843,098
1,315,000	3.13%, 05/15/2021	1,342,327
		43,010,056
	Total U.S. Government Securities (cost $50,873,134)	49,863,385
	Total Long-Term investments - Excluding Purchased Options (cost $188,771,600)	205,592,801
Short-Term Investments - 18.8%
	Repurchase Agreements - 0.6%

RBC Capital Markets LLC TriParty Repurchase Agreement
(dated 03/29/2018, repurchase price $1,512,294, collateralized by U.S. Treasury Inflation Index Bond
2.38%, 2025, U.S. Treasury Notes 1.13% - 2.00%, 2019 - 2024, value of $1,538,145)

1,512,000	1.75%, 04/02/2018	1,512,000
	U.S. Government Agencies - 11.3%
	FHLB - 4.7%
6,000,000	1.46%, 05/04/2018(6)	5,990,934
7,000,000	1.60%, 07/13/2018(6)	6,964,496
		12,955,430
	FHLMC - 4.7%
6,000,000	1.43%, 06/04/2018(6)	5,981,940
7,000,000	1.67%, 08/03/2018(6)	6,955,753
		12,937,693
	FNMA - 1.9%
5,200,000	1.48%, 04/11/2018(6)	5,197,842
		31,090,965
	U.S. Treasury Bills - 6.9%
5,000,000	1.40%, 04/26/2018(6)	4,994,683
4,000,000	1.66%, 04/12/2018(6)	3,998,182
10,000,000	1.95%, 09/13/2018(6)	9,915,318

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Short-Term Investments - 18.8% (continued)
		18,908,183
Total Short-Term investments (cost $51,522,411)		51,511,148
Total Investments Excluding Purchased Options (cost $240,294,011)	93.9%	$257,103,949
Total Purchased Options (cost $39,981,719)	5.2%	14,245,626
Total Investments (cost $280,275,730)	99.1%	$271,349,575
Other Assets and Liabilities	0.9%	2,590,327
Total Net Assets	100.0%	$273,939,902

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and S&P.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)         See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)         Non-income producing.

(3)         Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the nine-month period ended March 31, 2018 is as follows:

Company	Beginning Value At January 1, 2018	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Gain (Loss)	Ending Value At March 31, 2018	Dividend Income
Hartford Financial Services Group, Inc. (The)	$63,146	$1,450	$(3,334)	$969	$(5,971)	$56,260	$269

(4)         Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)         Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $1,226,181, which represents 0.4% of total net assets.

(6)         The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Futures Contracts Outstanding at March 31, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short position contracts:
S&P 500 (E-Mini)	(253)	06/15/2018	(34,427,686)	$(33,433,950)	$993,736

Cash of $1,700,000 was pledged as initial margin deposit and collateral for the daily variation margin on open futures contracts at March 31, 2018.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued) March 31, 2018(Unaudited)

OTC Option Contracts Outstanding at March 31, 2018

Description	Counter- party	Risk Exposure Category	Exercise Price	Expiration Date	Number of Contracts	Market Value	Premiums Received/Paid by Fund(1)	Unrealized Appreciation Depreciation
Purchased option contracts:
Put option contracts
S&P 500 Index Option	JPM	EQ	2,098	11/01/21	31,706	$4,748,592	$13,371,213	$(8,622,621)
S&P 500 Index Option	BCLY	EQ	2,098	11/02/21	31,706	4,748,592	13,320,087	(8,571,495)
S&P 500 Index Option	CSI	EQ	2,098	11/02/21	31,705	4,748,442	13,290,419	(8,541,977)
Total put option contracts					95,117	$14,245,626	$39,981,719	$(25,736,093)
Total purchased option contracts					95,117	$14,245,626	$39,981,719	$(25,736,093)

(1) For purchased options, premiums are paid by the Fund, for written options, premiums are received.

The brokers deposited securities valued at $10,685,675 and cash of $4,980,000 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the brokers retain legal title to the securities, the securities are not considered assets of the Fund and are not included in the Statement of Assets and Liabilities.

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Other Abbreviations:
EQ	Equity
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation

Counterparty Abbreviations:
BCLY	Barclays Bank PLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities

Credit Exposure

as of March 31, 2018

Credit Rating*	Percentage of Net Assets
AAA/Aaa	21.2%
AA/Aa	16.7
A	6.8
BBB/Baa	4.9
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	49.4
Other assets and liabilities	0.9
Total	100.0%

*       Credit exposure is the long-term credit ratings for the Fund’s holdings, as of the date noted, as provided by Standard and Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. Inc. (“Fitch”) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P, Moody’s and Fitch credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund’s consideration of industry practice. If S&P, Moody’s and Fitch assign different ratings, the median rating is used. If only two agencies assign ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as “Not Rated.” Ratings do not apply to the Fund itself or to the Fund’s shares. Ratings may change.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (concluded) March 31, 2018(Unaudited)

Investment Valuation Hierarchy Level Summary at March 31, 2018

Description	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets:
Common Stocks(2)	$68,789,547	$68,789,547	$—	$—
Exchange-Traded Funds	918,694	918,694	—	—
Asset & Commercial Mortgage Backed Securities	810,910	—	810,910	—
Corporate Bonds	38,318,856	—	38,318,856	—
Foreign Government Obligations	2,885,786	—	2,885,786	—
Municipal Bonds	897,323	—	897,323	—
U.S. Government Agencies	43,108,300	—	43,108,300	—
U.S. Government Securities	49,863,385	—	49,863,385	—
Short-Term Investments	51,511,148	—	51,511,148	—
Put Options Purchased	14,245,626	—	14,245,626	—
Total	$271,349,575	$69,708,241	$201,641,334	$—
Futures(3)	$993,736	$993,736	$—	$—
Total	$993,736	$993,736	$—	$—
Liabilities:

(1) For the three-month period ended March 31, 2018, investments valued at $957,891 were transferred from Level 1 to Level 2 due to a U.S. Treasury security that no longer represented the most recent issue and is exclusively traded in the secondary market. There were no transfers between Level 2 and Level 3.

(2) Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Fund held no Level 3 investments at the beginning and/or end of the three-month period ended March 31, 2018.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments March 31, 2018 (Unaudited)

Determination of Net Asset Value - The net asset value (“NAV”) is determined for each class of the Funds’ shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Funds will treat such day as a typical business day and accept purchase and redemption orders and calculate the Funds’ NAV as of 4:00 p.m. Eastern Time. The NAV for each class of shares is determined by dividing the value of the Funds’ net assets attributable to a class of shares by the number of shares outstanding for that class. For any day where, due to technical or other issues, trading is halted before the scheduled close of the Exchange, and not as part of a trading halt that is effected on a market-wide basis, the Funds may elect to continue to treat the Valuation Date as occurring at the time of the schedule close of the Exchange. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuations and Fair Value Measurements - For purposes of calculating the NAV, portfolio securities and other assets held in the Funds’ portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales were reported, market value is based on prices obtained from independent pricing services, a quotation reporting system, or established market makers. If market prices are not readily available or are deemed unreliable, the Funds will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income securities, including those with a remaining maturity of less than sixty (60 days), and non-exchange traded derivatives held by the Funds are valued in accordance with procedures established by the Board of Trustees. Such investments are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Funds may use fair valuation in regard to fixed income positions when the Funds hold defaulted or distressed investments or investments in a company in which a reorganization is pending. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures, options and options on futures are valued in accordance with procedures established by the Board of Trustees. Such instruments are normally valued on the basis of quotes obtained from independent pricing services. Prices obtained from independent pricing services use most recent settlement prices and/or bid and ask prices for futures; and last sale prices and bid and ask prices for options and options on futures. If pricing services are not able to provide prices for futures, such instruments will generally be valued at the most recent trade price as of the NYSE Close. If pricing services are not able to provide prices for options and options on futures, such instruments will generally be valued on the basis of quotes obtained from brokers, dealers or market makers. If the option is out of the money, within 30 days of expiration and no bid price is available, the

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments – (continued) March 31, 2018 (Unaudited)

option may be valued at zero. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments in registered open-end investment companies are valued at the respective NAV of each such investment on the Valuation Date. Such open-end funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Trustees.

United States Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. The determination of which category within the fair value hierarchy is appropriate for any given instrument is based on the lowest level of input that is significant to the fair value measurement. These levels are:

•                  Level 1 – Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, investment companies, exchange traded funds, rights and warrants.

•                  Level 2 – Observable inputs other than Level 1 prices, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities or other market corroborated inputs. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•                  Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The procedures adopted by the Board of Trustees define how investments are to be valued, including the formation and activities of a Valuation Committee.  The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including the responsibility for determining the fair value of the Funds’ investments.  The Valuation Committee is also responsible for determining in good faith the fair value of an investment when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment, as provided by the primary pricing service or alternative source, is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Treasurer, Chief Operating Officer, and Chief Legal Officer, or their designees, and other personnel of the investment manager subject to prior approval by the Board of Trustees. In addition, the Trust’s Chief Compliance Officer (“CCO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Funds’ adviser, knowledgeable brokers, and legal counsel in making such determination.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments – (continued) March 31, 2018 (Unaudited)

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report that includes details of all fair-valued investments to the extent any are fair-valued, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary included in the Schedule of Investments for each Fund.

For information regarding the Funds’ other significant accounting policies, securities and other investments, and financial derivative instruments, please refer to the Funds’ most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIMCO Variable Insurance Trust

Date:	May 18, 2018	By:	/s/ Eric Fay
Eric Fay
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	May 18, 2018	By:	/s/ Eric Fay
Eric Fay
President

Date:	May 18, 2018	By:	/s/ Eric Fay
Eric Fay
Treasurer